UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21788

Seligman TargetHorizon ETF Portfolios, Inc.
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:                                    (212) 850-1864

Date of fiscal year end:	9/30

Date of reporting period:	3/31/08

FORM N-CSR

ITEM 1. REPORTS TO STOCKHOLDERS.

Seligman TargetHorizon ETF Portfolios, Inc. TargETFund Core TargETFund 2015 TargETFund 2025 TargETFund 2035 TargETFund 2045

Mid-Year Report March 31, 2008 Asset Allocation Strategies Seeking to Manage Risk Over Time J. & W. SELIGMAN & CO. INCORPORATED ESTABLISHED 1864 100 Park Avenue, New York, NY 10017

Experience

Seligman has been in business for more than 140 years, at times playing a central role in the financial development of the country and its markets. Over that time, the firm has managed clients’ wealth through dramatic market changes and has remained a consistent, reliable presence on Wall Street. Today, Seligman is drawing on its long history and long-term perspective as we focus on the future and on developing investment solutions that help clients arrive at their goals.

Insight

Asset management is driven by insight — into the direction of the economy, how companies will perform, how markets will behave, and how investors will respond. Portfolio managers at the firm have been in the investment business, on average, for more than 20 years. Over that time, they have refined their ability to assess a company’s prospects, management, and products, while also weighing the impact of economic and market cycles, new trends, and developing technologies.

Solutions

Seligman’s commitment to the development of innovative investment products — including the nation’s first growth mutual fund, pioneering single-state municipal funds, and one of the country’s premier technology funds — defines our past and informs our future. Our ongoing research into the nature of investment risk — begun in the early 1990s — has resulted in the Seligman Time Horizon Matrix® asset allocation strategy that redefines the relationship between risk and reward over time. The strategy offers investors a variety of investment solutions for goals ranging from college savings to retirement planning. Whether you select Seligman for one investment product, or as a comprehensive asset manager, we believe we can help you reach your goals.

Table of Contents

To The Shareholders	1

Performance and
Portfolio Overview	2

Understanding and
Comparing Your
Fund’s Expenses	9

Portfolios of Investments .	11

Statements of
Assets and Liabilities	16

Statements of
Operations	18

Statements of
Changes in Net Assets	19

Notes to Financial
Statements	22

Financial Highlights	35

Matters Relating to the
Directors’ Consideration
of the Continuance of the
Management Agreement	48

Board of Directors	53

Executive Officers	54

Additional Series
Information	55

To The Shareholders

Your mid-year shareholder report for Seligman TargetHorizon ETF Portfolios, Inc. follows this letter. The report contains each Fund’s investment results, portfolio of investments, and financial statements.

For the six months ended March 31, 2008, based on the net asset value of Class A shares, Seligman TargetETFund Core posted a total return of –6.4% . Its benchmark, the Dow Jones Target Today Index, returned 2.3% and its peer group, the Lipper Mixed-Asset Target Allocation Moderate Funds Average, returned –6.3% . Seligman TargetETFund 2015 posted a total return of –10.0% . Its benchmark, the Dow Jones Target 2015 Index, returned –1.7% and its peer group, the Lipper Mixed-Asset Target 2020 Funds Average, returned –7.8% . Seligman TargetETFund 2025 ended the six months with a total return of –11.6% . Its benchmark, the Dow Jones Target 2025 Index, returned –6.5% and its peer group, the Lipper Mixed-Asset Target 2030 Funds Average, returned –10.4% . Seligman TargetETFund 2035 returned –11.8% . Its benchmark, the Dow Jones Target 2035 Index, returned –9.7% . Seligman TargetETFund 2045 posted a total return of –11.7% . Its benchmark, the Dow Jones Target 2045 Index, returned –10.4% . The Lipper Mixed-Asset Target 2030+ Funds Average, which is Seligman TargetETFund 2035’s and Seligman TargetETFund 2045’s peer group, returned –11.6% .

Please note that, on May 16, 2008, Class D shares of the Fund were converted to Class C shares at their respective net asset values. The conversion did not affect individual shareholder account values. Effective at the close of business on May 16, 2008, Class D shares are no longer offered by the Funds.

Thank you for your continued support of Seligman TargetHorizon ETF Portfolios. We look forward to many more years of providing you with the investment experience, insight, and solutions you need to seek your financial goals.

By order of the Board of Directors,

William C. Morris	Brian T. Zino
Chairman	President

May 20, 2008

Manager	Shareholder Service Agent	Important Telephone Numbers
J. & W. Seligman & Co.	Seligman Data Corp.	(800) 221-2450	Shareholder Services
Incorporated	100 Park Avenue	(800) 445-1777	Retirement Plan
100 Park Avenue	New York, NY 10017		Services
New York, NY 10017		(212) 682-7600	Outside the
	Mail Inquiries To:		United States
General Distributor	P.O. Box 9759	(800) 622-4597	24-Hour Automated
Seligman Advisors, Inc.	Providence, RI 02940-9759		Telephone Access
100 Park Avenue			Service
New York, NY 10017	General Counsel
Sullivan & Cromwell LLP

Performance and Portfolio Overview

This section of the report is intended to help you understand the performance of each Fund of Seligman TargetHorizon ETF Portfolios, Inc. (the “Series”) and to provide a summary of each Fund’s portfolio characteristics.

Performance data quoted in this report represents past performance and does not guarantee or indicate future investment results. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns of the Funds (except for Class I shares) as of the most recent month end will be made available at www.seligman.com1 by the seventh business day following that month end. Calculations assume reinvestment of distributions, if any. Performance data quoted does not reflect the deduction of taxes that an investor may pay on distributions or the redemption of shares. Since the Funds’ inceptions, J. & W. Seligman & Co. Incorporated (the “Manager”) has contractually undertaken to waive its management fee and/or to reimburse each Fund’s expenses to the extent that the Fund’s “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.23% (0.11% for Class I shares) per annum of each Fund’s average daily net assets. Such an undertaking will remain in effect until at least January 31, 2015. Similar fee waiver/reimbursement arrangements were in effect since the Funds’ inceptions. The Manager also has voluntarily reimbursed certain additional class-specific expenses of TargETFund 2035 and TargETFund 2045 from time-to-time in order to maintain the same net asset values per share for the corresponding share classes of those funds. Effective November 1, 2007, the Manager has discontinued making such reimbursements. Absent such management fee waivers/expense reimbursements, returns would have been lower.

Returns for Class A shares are calculated with and without the effect of the initial 5.75% maximum sales charge. Returns for Class C, Class D and Class R shares are calculated with and without the effect of the 1% contingent deferred sales charge (“CDSC”), charged on redemptions made within one year of purchase. Effective June 4, 2007, there is no initial sales charge on investments in Class C shares. Returns for Class C shares are presented without an initial sales charge, and such returns would have been lower for periods prior to June 4, 2007 if the 1% initial sales charge then in effect was incurred. Class I shares do not have sales charges, and returns are calculated accordingly. On May 16, 2008, Class D shares of the Funds were converted to Class C shares at their respective net asset values. Effective at the close of business on May 16, 2008, Class D shares are no longer offered by the Funds.

An investment in a Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

[1]	The website reference is an inactive textual reference and information contained in or otherwise accessible through the website does not form a part of this report or the Seligman TargetHorizon ETF Portfolios’ prospectuses or statement of additional information.

Performance and Portfolio Overview

Investment Results
TargETFund Core

Total Returns
For Periods Ended March 31, 2008
		Average Annual
	Six	One	Since Inception
	Months†	Year	10/3/05*
Class A
With Sales Charge	(11.75)%	(9.08)%	2.16%
Without Sales Charge	(6.36)	(3.53)	4.63
Class C
With 1% CDSC	(7.63)	(5.20)	n/a
Without CDSC	(6.71)	(4.26)	3.90
Class D
With 1% CDSC	(7.63)	(5.20)	n/a
Without CDSC	(6.71)	(4.26)	3.90
Class I	(6.22)	(3.17)	4.98
Class R
With 1% CDSC	(7.40)	(4.69)	n/a
Without CDSC	(6.48)	(3.75)	4.35
Benchmarks***
Dow Jones Target Today Index	2.32	5.80	5.93
Lipper Fund of Funds Unaffiliated Average	(7.82)	(2.38)	5.65
Lipper Mixed-Asset Target Allocation Moderate Funds Average	(6.29)	(1.68)	4.67

Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$7.55	$8.18	$8.02
Class C	7.55	8.18	8.02
Class D	7.55	8.18	8.02
Class I	7.55	8.18	8.02
Class R	7.54	8.17	8.00
Portfolio Allocation to Exchange-Traded Funds		Percent of Total
		3/31/08	9/30/07††
Fixed-Income Funds		35.0	35.0
US Large-Cap Funds		30.0	30.0
International Large-Cap Funds		10.0	10.1
REIT Funds		10.0	10.0
US Large- and Mid-Cap Funds		10.0	9.9
US Mid-Cap Funds		5.0	5.0
Total		100.0	100.0

See footnotes on page 8.

Performance and Portfolio Overview

Investment Results
TargETFund 2015

Total Returns
For Periods Ended March 31, 2008
		Average Annual
	Six	One	Since Inception
	Months†	Year	10/3/05*
Class A
With Sales Charge	(15.16)%	(11.70)%	2.95%
Without Sales Charge	(10.02)	(6.34)	5.44
Class C
With 1% CDSC	(11.14)	(8.02)	n/a
Without CDSC	(10.25)	(7.10)	4.84
Class D
With 1% CDSC	(11.14)	(8.02)	n/a
Without CDSC	(10.25)	(7.10)	4.84
Class I	(9.76)	(5.98)	5.80
Class R
With 1% CDSC	(10.95)	(7.63)	n/a
Without CDSC	(10.07)	(6.71)	5.23
Benchmarks***
Dow Jones Target 2015 Index	(1.68)	3.34	6.46
Lipper Fund of Funds Unaffiliated Average	(7.82)	(2.38)	5.65
Lipper Mixed-Asset Target 2020 Funds Average	(7.80)	(2.67)	4.94

Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$7.87	$8.91	$8.56
Class C	7.81	8.85	8.55
Class D	7.81	8.85	8.55
Class I	7.92	8.95	8.59
Class R	7.85	8.89	8.57

Portfolio Allocation to Exchange-Traded Funds		Percent of Total
		3/31/08	9/30/07††
US Large-Cap Funds		22.4	21.9
US Mid-Cap Funds		20.1	21.0
Fixed-Income Funds		16.3	15.0
US Small-Cap Funds		11.2	11.9
International Large-Cap Funds		10.0	10.1
REIT Funds		10.0	10.0
International Small-Cap Funds		3.8	4.1
Emerging Markets Funds		3.7	4.0
US Large- and Mid-Cap Funds		2.5	2.0
Total		100.0	100.0

See footnotes on page 8.

Performance and Portfolio Overview

Investment Results
TargETFund 2025

Total Returns
For Periods Ended March 31, 2008
		Average Annual
	Six	One	Since Inception
	Months†	Year	10/3/05*
Class A
With Sales Charge	(16.67)%	(11.72)%	3.66%
Without Sales Charge	(11.63)	(6.37)	6.16
Class C
With 1% CDSC	(12.78)	(7.97)	n/a
Without CDSC	(11.91)	(7.05)	5.53
Class D
With 1% CDSC	(12.89)	(7.98)	n/a
Without CDSC	(12.02)	(7.06)	5.48
Class I	(11.51)	(5.95)	6.46
Class R
With 1% CDSC	(12.57)	(7.45)	n/a
Without CDSC	(11.70)	(6.53)	5.98
Benchmarks***
Dow Jones Target 2025 Index	(6.47)	(0.20)	7.32
Lipper Fund of Funds Unaffiliated Average	(7.82)	(2.38)	5.65
Lipper Mixed-Asset Target 2030 Funds Average	(10.39)	(4.33)	5.10
Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$8.08	$9.26	$8.74
Class C	7.99	9.17	8.69
Class D	7.98	9.17	8.68
Class I	8.12	9.30	8.75
Class R	8.05	9.23	8.72
Portfolio Allocation to Exchange-Traded Funds		Percent of Total
		3/31/08	9/30/07
US Mid-Cap Funds		25.1	25.0
US Small-Cap Funds		22.4	22.8
US Large-Cap Funds		17.4	20.0
International Large-Cap Funds		10.0	10.1
Emerging Markets Funds		8.8	9.0
International Small-Cap Funds		8.8	9.1
Fixed-Income Funds		5.0	2.0
REIT Funds		2.5	2.0
Total		100.0	100.0

See footnotes on page 8.

Performance and Portfolio Overview

Investment Results
TargETFund 2035

Total Returns
For Periods Ended March 31, 2008
		Average Annual
	Six	One	Since Inception
	Months†	Year	10/2/06**
Class A
With Sales Charge	(16.83)%	(11.16)%	0.41%
Without Sales Charge	(11.80)	(5.70)	4.41
Class C
With 1% CDSC	(12.99)	(7.25)	n/a
Without CDSC	(12.12)	(6.32)	3.71
Class D
With 1% CDSC	(12.99)	(7.25)	n/a
Without CDSC	(12.12)	(6.32)	3.71
Class I	(11.72)	(5.62)	4.51
Class R
With 1% CDSC	(12.81)	(6.78)	n/a
Without CDSC	(11.94)	(5.85)	4.22
Benchmarks***
Dow Jones Target 2035 Index	(9.70)	(2.77)	5.04
Lipper Fund of Funds Unaffiliated Average	(7.82)	(2.38)	3.82
Lipper Mixed-Asset Target 2030+ Funds Average	(11.58)	(5.06)	2.31
Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$8.51	$9.74	$9.11
Class C	8.46	9.70	9.10
Class D	8.46	9.70	9.10
Class I	8.51	9.74	9.11
Class R	8.50	9.74	9.11
Portfolio Allocation to Exchange-Traded Funds		Percent of Total
		3/31/08	9/30/07
US Mid-Cap Funds		25.1	25.0
US Small-Cap Funds		25.0	24.7
US Large-Cap Funds		15.0	19.9
International Small-Cap Funds		10.0	10.1
International Large-Cap Funds		10.0	10.1
Emerging Markets Funds		10.0	10.2
Fixed-Income Funds		4.9	—
Total		100.0	100.0

See footnotes on page 8.

Performance and Portfolio Overview

Investment Results
TargETFund 2045

Total Returns
For Periods Ended March 31, 2008
		Average Annual
	Six	One	Since Inception
	Months†	Year	10/2/06**
Class A
With Sales Charge	(16.76)%	(11.08)%	0.47%
Without Sales Charge	(11.72)	(5.62)	4.47
Class C
With 1% CDSC	(12.88)	(7.13)	n/a
Without CDSC	(12.00)	(6.20)	3.79
Class D
With 1% CDSC	(12.98)	(7.24)	n/a
Without CDSC	(12.11)	(6.31)	3.71
Class I	(11.56)	(5.45)	4.63
Class R
With 1% CDSC	(12.64)	(6.60)	n/a
Without CDSC	(11.77)	(5.67)	4.35
Benchmarks***
Dow Jones Target 2045 Index	(10.44)	(3.39)	4.79
Lipper Fund of Funds Unaffiliated Average	(7.82)	(2.38)	3.82
Lipper Mixed-Asset Target 2030+ Funds Average	(11.58)	(5.06)	2.31
Net Asset Value Per Share
	3/31/08	9/30/07	3/31/07
Class A	$8.52	$9.74	$9.11
Class C	8.47	9.70	9.10
Class D	8.46	9.70	9.10
Class I	8.53	9.74	9.11
Class R	8.52	9.74	9.11
Portfolio Allocation to Exchange-Traded Funds		Percent of Total
		3/31/08	9/30/07
US Mid-Cap Funds		25.1	25.0
US Small-Cap Funds		24.9	24.8
US Large-Cap Funds		15.0	19.9
International Small-Cap Funds		10.1	10.1
International Large-Cap Funds		10.0	10.1
Emerging Markets Funds		9.9	10.1
Fixed-Income Funds		5.0	—
Total		100.0	100.0

See footnotes on page 8.

Performance and Portfolio Overview

†	Returns for periods of less than one year are not annualized.
††	Reclassified to conform to current period’s presentation.
*	Returns are from opening of business on October 3, 2005.
**	Returns are from the opening of business on October 2, 2006.
***

Dow Jones Target Today Index, Dow Jones Target 2015 Index, Dow Jones Target 2025 Index, Dow Jones Target 2035 Index and Dow Jones Target 2045 Index (the “Dow Jones Target Date Indices”) and the Lipper Fund of Funds Unaffiliated Average, the Lipper Mixed-Asset Target Allocation Moderate Funds Average, the Lipper Mixed-Asset Target 2020 Funds Average, the Lipper Mixed-Asset Target 2030 Funds Average and the Lipper Mixed-Asset Target 2030+ Funds Average (the “Lipper Averages”) are unmanaged benchmarks that assume the reinvestment of all distributions. The Lipper Averages do not reflect any fees, taxes or sales charges, and the Dow Jones Target Date Indices do not reflect any taxes, fees, sales charges, and expenses. The Dow Jones Target Date Indices were designed to measure balanced and multi-asset-class portfolios with risk profiles that become more conservative over time (the Dow Jones Target Today Index aims to hold a low-risk portfolio of securities). Each index within the Dow Jones Target Date Indices allocates among stock, bond, and cash subindices on a monthly basis to measure predefined relative risk levels. Dow Jones equity indices make up the stock component and Lehman Brothers indices make up the bond and cash components. The asset classes are weighted within each Dow Jones Target Date Index to reflect a targeted level of risk. Over time, the weights are adjusted based on predetermined formulas to reduce the level of potential risk as the index’s maturity date approaches. As of April 1, 2008, the subindex allocation of each index represented: Dow Jones Target Today Index: 11.3% equity, 34.3% fixed income, and 54.5% cash; Dow Jones Target 2015 Index: 33.4% equity, 62.7% fixed income, and 4% cash; Dow Jones Target 2025 Index: 65.9% equity, 30.2% fixed income, and 4% cash; Dow Jones Target 2035 Index: 85.6% equity, 10.5% fixed income, and 4% cash; and Dow Jones Target 2045 Index: 89.4% equity, 6.7% fixed income and 3.9% cash. The Lipper Mixed-Asset Target Allocation Moderate Funds Average measures the performance of funds that, by portfolio practice, maintain a mix of between 40–60% equity securities, with the remainder invested in bonds, cash, and cash equivalents. The Lipper Mixed-Asset Target 2020 Funds Average measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2020. The Lipper Mixed-Asset Target 2030 Funds Average measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon not to exceed the year 2030. The Lipper Mixed-Asset Target 2030+ Funds Average measures the performance of funds that seek to maximize assets for retirement or other purposes with an expected time horizon exceeding the year 2030. The Lipper Fund of Funds Unaffiliated Average measures the performance of funds that invest 80% or more of their assets in mutual funds that are not managed by an affiliated investment manager. Investors cannot invest directly in an average or index.

Understanding and Comparing
Your Fund’s Expenses

As a shareholder of a Fund of the Series, you incur ongoing expenses, such as management fees, distribution and service (12b-1) fees (if applicable), and other fund expenses. The information below is intended to help you understand your ongoing expenses (in dollars) of investing in a Fund and to compare them with the ongoing expenses of investing in other mutual funds. Please note that the expenses shown in the table are meant to highlight the ongoing Fund expenses only and do not reflect the operating expenses of the exchange-traded funds (“ETFs”) in which a Fund invests (the “Underlying ETFs”), or any transactional costs, such as sales charges (also known as loads) on certain purchases or redemptions. Therefore, the table is useful in comparing ongoing Fund expenses only, and will not help you to determine the relative total expenses of owning different funds. In addition, if Underlying ETF expenses and transactional costs were included, your total expenses would have been higher.

The table is based on an investment of $1,000 invested at the beginning of October 1, 2007 and held for the entire six-month period ended March 31, 2008.

Actual Expenses

The table below provides information about actual expenses and actual account values. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value at the beginning of the period by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During Period” for the share class of the Fund that you own to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical expenses and hypothetical account values based on the actual expense ratios of each Fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of any Fund. The hypothetical expenses and account values may not be used to estimate the ending account value or the actual expenses you paid for the period. You may use this information to compare the ongoing expenses of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

			Actual		Hypothetical
	Beginning		Ending	Expenses Paid	Ending	Expenses Paid
	Account	Annualized	Account	During Period**	Account	During Period**
	Value	Expense	Value	10/1/07 to	Value	10/1/07 to
	10/1/07	Ratio*	3/31/08	3/31/08	3/31/08	3/31/08
TargETFund Core
Class A	$1,000.00	0.96%	$936.40	$4.65	1,020.20	$4.85
Class C	1,000.00	1.73	932.90	8.36	1,016.35	8.72
Class D	1,000.00	1.73	932.90	8.36	1,016.35	8.72
Class I	1,000.00	0.61	937.80	2.96	1,021.95	3.08
Class R	1,000.00	1.23	935.20	5.95	1,018.85	6.21

See footnotes on page 10.	(Continued on page 10.)

Understanding and Comparing Your Fund’s Expenses

			Actual		Hypothetical
	Beginning		Ending	Expenses Paid	Ending	Expenses Paid
	Account	Annualized	Account	During Period**	Account	During Period**
	Value	Expense	Value	10/1/07 to	Value	10/1/07 to
	10/1/07	Ratio*	3/31/08	3/31/08	3/31/08	3/31/08
TargETFund 2015
Class A	$1,000.00	0.96%	$899.80	$4.56	$1,020.20	$4.85
Class C	1,000.00	1.73	897.50	8.21	1,016.35	8.72
Class D	1,000.00	1.73	897.50	8.21	1,016.35	8.72
Class I	1,000.00	0.61	902.40	2.90	1,021.95	3.08
Class R	1,000.00	1.23	899.30	5.84	1,018.85	6.21
TargETFund 2025
Class A	$1,000.00	0.96%	$883.70	$4.52	$1,020.20	$4.85
Class C	1,000.00	1.73	880.90	8.13	1,016.35	8.72
Class D	1,000.00	1.73	879.80	8.13	1,016.35	8.72
Class I	1,000.00	0.61	884.90	2.87	1,021.95	3.08
Class R	1,000.00	1.23	883.00	5.79	1,018.85	6.21
TargETFund 2035
Class A	$1,000.00	0.98%	$882.00	$4.61	$1,020.10	$4.95
Class C	1,000.00	1.73	878.80	8.13	1,016.35	8.72
Class D	1,000.00	1.73	878.80	8.13	1,016.35	8.72
Class I	1,000.00	0.61	882.80	2.87	1,021.95	3.08
Class R	1,000.00	1.23	880.60	5.78	1,018.85	6.21
TargETFund 2045
Class A	$1,000.00	0.95%	$882.80	$4.47	$1,020.25	$4.80
Class C	1,000.00	1.68	880.00	7.90	1,016.60	8.47
Class D	1,000.00	1.69	878.90	7.94	1,016.55	8.52
Class I	1,000.00	0.59	884.40	2.78	1,022.05	2.98
Class R	1,000.00	1.19	882.30	5.60	1,019.05	6.01

*	Expenses of Class C, Class D, Class I and Class R shares differ from the expenses of Class A shares due to the differences in 12b-1 fees and other class-specific expenses paid by each share class. See the Series’ prospectuses for a description of each share class and its fees, expenses and sales charges. Expenses, as presented in the table, do not include the expenses of the Underlying ETFs which, as of March 31, 2008, were 0.19%, 0.22%, 0.25%, 0.27% and 0.26% per annum for TargETF und Core, TargETF und 2015, TargETF und 2025, TargETF und 2035 and TargETF und 2045, respectively. Through at least January 31, 2015, the Manager has contractually undertaken to waive its management fee and/or reimburse each Fund’s expenses to the extent that the Fund’s “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.23% (0.11% for Class I shares) per annum of each Fund’s average daily net assets. The Manager also has from time-to-time voluntarily reimbursed certain additional class-specific expenses of TargETF und 2035 and TargETF und 2045. Effective November 1, 2007, the Manager has discontinued making such reimbursements. Absent such waiver/expense reimbursements, the expense ratios and expenses paid by a shareholder for the period would have been higher.
**	Expenses are equal to the Funds’ annualized expense ratios based on actual expenses for the period October 1, 2007 to March 31, 2008, multiplied by the average account value over the period, multiplied by 183/366 (number of days in the period).

Portfolios of Investments (unaudited)
March 31, 2008

TargETFund Core
	Shares or
	Principal
	Amount		Value
Exchange-Traded Funds 99.8%
Fixed-Income Funds 34.9%
iShares iBoxx $ Investment Grade Corporate Bond Fund	88,872	shs.	$9,349,334
iShares Lehman US Treasury Inflation Protected Securities Fund	127,479		14,009,942
Vanguard Total Bond Market ETF Fund	119,600		9,345,544
			32,704,820
US Large-Cap Fund 29.9%
SPDR Trust Series 1	212,700		28,070,019
International Large-Cap Fund 10.0%
Vanguard Europe Pacific ETF Fund	213,100		9,399,841
REIT Fund 10.0%
Dow Jones Wilshire REIT Fund	134,100		9,388,341
US Large- and Mid-Cap Fund 10.0%
iShares Dow Jones Select Dividend Index Fund	161,481		9,344,906
US Mid-Cap Fund 5.0%
iShares Russell Midcap Index Fund	50,264		4,702,197
Total Exchange-Traded Funds (Cost $96,858,279)			93,610,124
Repurchase Agreement 1.3%
Fixed Income Clearing Corporation 1.8%, dated 3/31/2008, maturing
4/1/2008, in the amount of $1,229,061, collateralized by: $1,195,000
Federal Home Loan Bank 5.435%, 12/20/2022, with a fair market value
of $1,266,700 (Cost $1,229,000)	1,229,000		1,229,000
Total Investments (Cost $98,087,279) 101.1%			94,839,124
Other Assets Less Liabilities (1.1)%			(1,006,378)
Net Assets 100.0%			$93,832,746

See Notes to Financial Statements.

Portfolios of Investments (unaudited)
March 31, 2008

TargETFund 2015
	Shares or
	Principal
	Amount		Value
Exchange-Traded Funds 100.0%
US Large-Cap Fund 22.5%
SPDR Trust Series 1	68,275	shs.	$9,010,252
US Mid-Cap Fund 20.1%
iShares Russell Midcap Index Fund	86,249		8,068,594
Fixed-Income Funds 16.2%
iShares iBoxx $ Investment Grade Corporate Bond Fund	38,124		4,010,645
iShares Lehman US Treasury Inflation Protected Securities Fund	13,500		1,483,650
Vanguard Total Bond Market ETF Fund	12,850		1,004,099
			6,498,394
US Small-Cap Fund 11.2%
iShares Russell 2000 Index Fund	65,842		4,510,835
International Large-Cap Fund 10.0%
Vanguard Europe Pacific ETF Fund	91,300		4,027,243
REIT Fund 10.0%
Dow Jones Wilshire REIT Fund	57,400		4,018,574
International Small-Cap Fund 3.8%
WisdomTree International SmallCap Dividend Fund	24,700		1,516,333
Emerging Markets Fund 3.7%
Vanguard Emerging Markets ETF Fund	15,900		1,495,077
US Large- and Mid-Cap Fund 2.5%
iShares Dow Jones Select Dividend Index Fund	17,100		989,577
Total Exchange-Traded Funds (Cost $42,488,764)			40,134,879
Repurchase Agreement 0.3%
Fixed Income Clearing Corporation 1.8%, dated 3/31/2008, maturing
4/1/2008, in the amount of $146,007, collateralized by: $145,000
Federal Home Loan Bank 5.435%, 12/20/2022, with a fair market value
of $153,700 (Cost $146,000)	$146,000		146,000
Total Investments (Cost $42,634,764) 100.3%			40,280,879
Other Assets Less Liabilities (0.3)%			(136,054)
Net Assets 100.0%			$40,144,825

See Notes to Financial Statements.

Portfolios of Investments (unaudited)
March 31, 2008

TargETFund 2025
	Shares or
	Principal
	Amount		Value
Exchange-Traded Funds 99.9%
US Mid-Cap Fund 25.1%
iShares Russell Midcap Index Fund	112,201	shs.	$10,496,404
US Small-Cap Fund 22.4%
iShares Russell 2000 Index Fund	137,121		9,394,160
US Large-Cap Fund 17.4%
SPDR Trust Series 1	55,150		7,278,145
International Large-Cap Fund 10.0%
Vanguard Europe Pacific ETF Fund	94,900		4,186,039
Emerging Markets Fund 8.8%
Vanguard Emerging Markets ETF Fund	39,000		3,667,170
International Small-Cap Fund 8.7%
WisdomTree International SmallCap Dividend Fund	59,800		3,671,122
Fixed-Income Fund 5.0%
iShares iBoxx $ Investment Grade Corporate Bond Fund	19,800		2,082,960
REIT Fund 2.5%
Dow Jones Wilshire REIT Fund	14,900		1,043,149
Total Exchange-Traded Funds (Cost $45,119,892)			41,819,149
Repurchase Agreement 0.6%
Fixed Income Clearing Corporation 1.8%, dated 3/31/2008, maturing
4/1/2008, in the amount of $259,013, collateralized by: $255,000
Federal Home Loan Bank 5.435%, 12/20/2022, with a fair market value
of $270,300 (Cost $259,000)	$259,000		259,000
Total Investments (Cost $45,378,892) 100.5%			42,078,149
Other Assets Less Liabilities (0.5)%			(192,953)
Net Assets 100.0%			$41,885,196

See Notes to Financial Statements.

Portfolios of Investments (unaudited)
March 31, 2008

TargETFund 2035
	Shares or
	Principal
	Amount		Value
Exchange-Traded Funds 99.8%
US Mid-Cap Fund 25.0%
iShares Russell Midcap Index Fund	18,300	shs.	$1,711,965
US Small-Cap Fund 24.9%
iShares Russell 2000 Index Fund	24,845		1,702,131
US Large-Cap Fund 15.0%
SPDR Trust Series 1	7,745		1,022,108
International Small-Cap Fund 10.0%
WisdomTree International SmallCap Dividend Fund	11,140		683,885
International Large-Cap Fund 10.0%
Vanguard Europe Pacific ETF Fund	15,500		683,705
Emerging Markets Fund 10.0%
Vanguard Emerging Markets ETF Fund	7,250		681,718
Fixed-Income Fund 4.9%
iShares iBoxx $ Investment Grade Corporate Bond Fund	3,200		336,640
Total Exchange-Traded Funds (Cost $7,511,831)			6,822,151
Repurchase Agreement 3.0%
Fixed Income Clearing Corporation 1.8%, dated 3/31/2008, maturing
4/1/2008, in the amount of $207,010, collateralized by: $205,000
Federal Home Loan Bank 5.435%, 12/20/2022, with a fair market value
of $217,300 (Cost $207,000)	$207,000		207,000
Total Investments (Cost $7,718,831) 102.8%			7,029,151
Other Assets Less Liabilities (2.8)%			(195,229)
Net Assets 100.0%			$6,833,922

See Notes to Financial Statements.

Portfolios of Investments (unaudited)
March 31, 2008

TargETFund 2045
	Shares or
	Principal
	Amount		Value
Exchange-Traded Funds 99.4%
US Mid-Cap Fund 24.9%
iShares Russell Midcap Index Fund	12,695	shs.	$1,187,617
US Small-Cap Fund 24.7%
iShares Russell 2000 Index Fund	17,190		1,177,687
US Large-Cap Fund 14.9%
SPDR Trust Series 1	5,390		711,319
International Small-Cap Fund 10.0%
WisdomTree International SmallCap Dividend Fund	7,785		477,921
International Large-Cap Fund 10.0%
Vanguard Europe Pacific ETF Fund	10,775		475,285
Emerging Markets Fund 9.9%
Vanguard Emerging Markets ETF Fund	5,000		470,150
Fixed-Income Fund 5.0%
iShares iBoxx $ Investment Grade Corporate Bond Fund	2,275		239,330
Total Exchange-Traded Funds (Cost $5,201,324)			4,739,309
Repurchase Agreement 0.7%
Fixed Income Clearing Corporation 1.8%, dated 3/31/2008, maturing
4/1/2008, in the amount of $33,002, collateralized by: $35,000
Federal Home Loan Bank 5.435%, 12/20/2022, with a fair market value
of $37,100 (Cost $33,000)	$33,000		33,000
Total Investments (Cost $5,234,324) 100.1%			4,772,309
Other Assets Less Liabilities (0.1)%			(4,823)
Net Assets 100.0%			$4,767,486

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)
March 31, 2008

	TargETFund	TargETFund	TargETFund	TargETFund	TargETFund
	Core	2015	2025	2035	2045
Assets:
Investments, at value:
Exchange-traded funds	$93,610,124	$40,134,879	$41,819,149	$6,822,151	$4,739,309
Short-term holdings	1,229,000	146,000	259,000	207,000	33,000
Total investments*	94,839,124	40,280,879	42,078,149	7,029,151	4,772,309
Cash	107,828	10,610	956	142	293
Receivable for Capital Stock sold	283,808	148,790	69,406	26,417	7,047
Dividend and interest receivable	244,406	89,903	44,893	4,790	3,430
Receivable for securities sold	204,410	557,503	235,470	—	44,969
Receivable from the Manager (Note 4)	8,758	5,220	831	2,258	3,836
Expenses prepaid to shareholder
service agent	4,818	2,346	2,663	444	254
Other	10,474	6,480	6,205	3,571	3,465
Total Assets	95,703,626	41,101,731	42,438,573	7,066,773	4,835,603

Liabilities:
Payable for securities purchased	1,033,545	516,019	409,242	211,340	—
Payable for Capital Stock repurchased	709,028	374,878	80,515	17	48,674
Distribution and service (12b-1)
fees payable	51,600	21,239	20,666	1,790	830
Management fee payable	39,035	16,978	17,317	2,786	1,999
Accrued expenses and other	37,672	27,792	25,637	16,918	16,614
Total Liabilities	1,870,880	956,906	553,377	232,851	68,117
Net Assets	$93,832,746	$40,144,825	$41,885,196	$6,833,922	$4,767,486

Composition of Net Assets:
Capital Stock, at $0.001 par value:
Class A	$4,648	$2,271	$2,402	$472	$321
Class C	3,038	1,701	1,432	147	45
Class D	3,267	852	949	66	82
Class I	121	114	185	29	59
Class R	1,355	182	243	90	53
Additional paid-in capital	95,082,761	40,851,593	42,846,200	7,473,393	5,173,672
Undistributed/(dividends in excess of)
net investment income	8,743	27,039	(37,643)	(2,974)	(2,168)
Undistributed net realized gain	1,976,968	1,614,958	2,372,171	52,379	57,437
Net unrealized depreciation of
investments	(3,248,155)	(2,353,885)	(3,300,743)	(689,680)	(462,015)
Net Assets	$93,832,746	$40,144,825	$41,885,196	$6,833,922	$4,767,486

See footnotes on page 17.	(Continued on page 17.)

Statements of Assets and Liabilities
(unaudited) (continued)
March 31, 2008

	TargETFund	TargETFund	TargETFund	TargETFund	TargETFund
	Core	2015	2025	2035	2045
Net Assets:
Class A	$35,086,554	$17,878,575	$19,414,988	$4,017,029	$2,736,227
Class C	22,938,190	13,282,030	11,434,746	1,244,080	384,734
Class D	24,669,428	6,650,752	7,576,613	560,524	690,033
Class I	917,431	903,593	1,503,159	250,940	503,310
Class R	10,221,143	1,429,875	1,955,690	761,349	453,182

Shares of Capital Stock Outstanding:
Class A	4,647,532	2,271,363	2,401,965	472,214	321,178
Class C	3,037,708	1,701,170	1,431,538	147,138	45,448
Class D	3,267,023	851,807	948,893	66,290	81,518
Class I	121,463	114,134	185,067	29,487	59,033
Class R	1,354,998	182,100	243,024	89,532	53,209

Net Asset Value Per Share:
Class A	$7.55	$7.87	$8.08	$8.51	$8.52
Class C	7.55	7.81	7.99	8.46	8.47
Class D	7.55	7.81	7.98	8.46	8.46
Class I	7.55	7.92	8.12	8.51	8.53
Class R	7.54	7.85	8.05	8.50	8.52

* Cost of total investments:	$98,087,279	$42,634,764	$45,378,892	$7,718,831	$5,234,324
See Notes to Financial Statements.

Statements of Operations (unaudited)
For the Six Months Ended March 31, 2008

	TargETFund	TargETFund	TargETFund	TargETFund	TargETFund
	Core	2015	2025	2035	2045
Investment Income:
Dividends	$1,741,600	$601,819	$484,437	$60,105	$44,463
Interest	12,364	4,456	10,117	2,070	1,940
Total Investment Income	1,753,964	606,275	494,554	62,175	46,403

Expenses:*
Distribution and service (12b-1) fees	318,285	135,822	130,350	13,297	8,451
Management fees	237,124	108,364	105,407	13,580	9,743
Shareholder account services	100,496	49,459	49,855	6,782	4,289
Registration	36,867	31,467	31,659	24,838	24,256
Auditing and legal fees	23,152	13,541	13,234	6,265	5,919
Shareholder reports and communications	10,407	6,074	6,042	2,601	2,544
Custody and related services	7,289	7,093	5,535	2,346	2,694
Directors’ fees and expenses	4,257	3,179	3,170	2,391	2,365
Miscellaneous	5,269	3,399	3,209	2,448	3,069
Total Expenses Before
Reimbursement	743,146	358,398	348,461	74,548	63,330
Reimbursement of expenses (Note 4)	(79,205)	(64,908)	(65,202)	(41,620)	(42,258)
Total Expenses After Reimbursement	663,941	293,490	283,259	32,928	21,072
Net Investment Income	1,090,023	312,785	211,295	29,247	25,331
Net Realized and Unrealized
Gain (Loss) on Investments and
Capital Gain Distributions:
Net realized gain on investments	2,023,316	1,666,965	2,412,629	53,113	57,495
Capital gain distributions received
from Underlying ETFs	8,229	5,276	3,778	452	332
Net change in unrealized appreciation
of investments	(9,603,667)	(6,710,329)	(8,020,377)	(792,366)	(547,927)
Net Loss on Investments	(7,572,122)	(5,038,088)	(5,603,970)	(738,801)	(490,100)
Decrease in Net Assets
from Operations	$(6,482,099)	$(4,725,303)	$(5,392,675)	$(709,554)	$(464,769)

* Expenses do not include the fees and expenses of the Underlying ETFs in which the Funds invest. The Funds indirectly bear such expenses through their ownership of Underlying ETFs.

See Notes to Financial Statements.

Statements of Changes in Net Assets

(unaudited)

	TargETFund Core		TargETFund 2015
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	3/31/08	9/30/07	3/31/08	9/30/07
Operations:
Net investment income	$1,090,023	$1,227,673	$312,785	$282,752
Net realized gain on investments	2,023,316	80,420	1,666,965	318,650
Capital gain distributions received from
Underlying ETFs	8,229	25,179	5,276	13,280
Net change in unrealized appreciation of investments	(9,603,667)	4,683,455	(6,710,329)	3,463,749
Increase (Decrease) in Net Assets from
Operations	(6,482,099)	6,016,727	(4,725,303)	4,078,431
Distributions to Shareholders:
Net investment income:
Class A	(452,391)	(563,422)	(206,034)	(99,945)
Class C	(229,963)	(258,354)	(133,312)	(51,226)
Class D	(267,547)	(350,895)	(71,896)	(30,498)
Class I	(13,621)	(20,610)	(11,090)	(8,186)
Class R	(117,132)	(67,019)	(13,132)	(118)
Total	(1,080,654)	(1,260,300)	(435,464)	(189,973)
Net realized gain on investments and
capital gain distributions:
Class A	(33,451)	(47,137)	(147,807)	(17,798)
Class C	(24,205)	(39,387)	(115,771)	(17,999)
Class D	(28,837)	(55,032)	(62,436)	(10,715)
Class I	(915)	(1,939)	(7,247)	(1,330)
Class R	(9,338)	(4,762)	(9,738)	(27)
Total	(96,746)	(148,257)	(342,999)	(47,869)
Decrease in Net Assets From Distributions	(1,177,400)	(1,408,557)	(778,463)	(237,842)
Capital Share Transactions:
Net proceeds from sales of shares	22,343,256	58,455,371	6,400,672	25,061,657
Exchanged from associated funds	1,561,337	8,742,019	357,795	1,820,614
Investment of distributions	1,015,243	1,423,579	707,660	220,554
Total	24,919,836	68,620,969	7,466,127	27,102,825
Cost of shares repurchased	(17,104,656)	(20,739,108)	(6,629,824)	(7,770,339)
Exchanged into associated funds	(2,167,427)	(1,540,602)	(1,317,575)	(755,531)
Total	(19,272,083)	(22,279,710)	(7,947,399)	(8,525,870)
Increase (Decrease) in Net Assets from
Capital Share Transactions	5,647,753	46,341,259	(481,272)	18,576,955
Increase (Decrease) in Net Assets	(2,011,746)	50,949,429	(5,985,038)	22,417,544
Net Assets:
Beginning of period	95,844,492	44,895,063	46,129,863	23,712,319
End of Period*	$93,832,746	$95,844,492	$40,144,825	$46,129,863

* Including undistributed/accumulated net investment
income (loss) as follows:	$8,743	$(626)	$27,039	$148,192
See Notes to Financial Statements.

Statements of Changes in Net Assets

(unaudited) (continued)

	TargETFund 2025		TargETFund 2035
	Six Months		Six Months	10/2/06*
	Ended	Year Ended	Ended	to
	3/31/08	9/30/07	3/31/08	9/30/07
Operations:
Net investment income	$211,295	$52,664	$29,247	$17,111
Net realized gain (loss) on investments	2,412,629	356,154	53,113	(734)
Capital gain distributions received from
Underlying ETFs	3,778	1,061	452	—
Net change in unrealized appreciation of investments	(8,020,377)	4,103,717	(792,366)	102,686
Increase (Decrease) in Net Assets from
Operations	(5,392,675)	4,513,596	(709,554)	119,063
Distributions to Shareholders:
Net investment income:
Class A	(103,481)	(20,415)	(26,430)	(133)
Class C	(50,645)	(15,313)	(8,792)	(651)
Class D	(38,504)	(12,069)	(3,741)	(32)
Class I	(10,196)	(4,823)	(3,431)	(492)
Class R	(7,916)	(44)	(2,743)	(43)
Total	(210,742)	(52,664)	(45,137)	(1,351)
Dividends in excess of net investment income:
Class A	(20,130)	—	(2,007)	—
Class C	(9,852)	—	(667)	—
Class D	(7,491)	—	(284)	—
Class I	(1,984)	—	(260)	—
Class R	(1,540)	—	(208)	—
Total	(40,997)	—	(3,426)	—
Net realized gain on investments and
capital gain distributions:
Class A	(113,136)	(40,154)	—	—
Class C	(77,782)	(32,965)	—	—
Class D	(59,137)	(25,982)	—	—
Class I	(9,965)	(9,190)	—	—
Class R	(9,118)	(86)	—	—
Total	(269,138)	(108,377)	—	—
Decrease in Net Assets From Distributions	(520,877)	(161,041)	(48,563)	(1,351)
Capital Share Transactions:
Net proceeds from sales of shares	10,943,295	23,616,633	3,814,819	3,834,631
Exchanged from associated funds	1,306,654	1,226,263	39,705	204,614
Investment of distributions	470,293	149,160	40,136	1,312
Total	12,720,242	24,992,056	3,894,660	4,040,557
Cost of shares repurchased	(5,277,455)	(6,468,007)	(350,888)	(152,156)
Exchanged into associated funds	(701,705)	(1,114,176)	(10,496)	—
Total	(5,979,160)	(7,582,183)	(361,384)	(152,156)
Increase in Net Assets from
Capital Share Transactions	6,741,082	17,409,873	3,533,276	3,888,401
Increase in Net Assets	827,530	21,762,428	2,775,159	4,006,113
Net Assets:
Beginning of period	41,057,666	19,295,238	4,058,763	52,650
End of Period**	$41,885,196	$41,057,666	$6,833,922	$4,058,763

* Commencement of operations.
** Including undistributed/(net of dividends in excess of)
net investment income as follows:	$(37,643)	$(553)	$(2,974)	$15,890
See Notes to Financial Statements.

Statements of Changes in Net Assets
(unaudited) (continued)

	TargETFund 2045
	Six Months	10/2/06*
	Ended	to
	3/31/08	9/30/07
Operations:
Net investment income	$25,331	$5,732
Net realized gain on investments	57,495	5,963
Capital gain distributions received from Underlying ETFs	332	—
Net change in unrealized appreciation of investments	(547,927)	85,912
Increase (Decrease) in Net Assets from Operations	(464,769)	97,607
Distributions to Shareholders:
Net investment income:
Class A	(15,758)	(251)
Class C	(2,451)	(32)
Class D	(4,447)	(32)
Class I	(4,892)	(353)
Class R	(2,865)	(43)
Total	(30,413)	(711)
Dividends in excess of net investment income:
Class A	(1,295)	—
Class C	(201)	—
Class D	(366)	—
Class I	(402)	—
Class R	(236)	—
Total	(2,500)	—
Net realized gain on investments and capital gain distributions:
Class A	(1,993)	—
Class C	(379)	—
Class D	(687)	—
Class I	(574)	—
Class R	(388)	—
Total	(4,021)	—
Decrease in Net Assets From Distributions	(36,934)	(711)
Capital Share Transactions:
Net proceeds from sales of shares	3,204,205	2,510,925
Exchanged from associated funds	76,218	309,371
Investment of distributions	24,041	711
Total	3,304,464	2,821,007
Cost of shares repurchased	(639,940)	(148,808)
Exchanged into associated funds	(13,121)	(203,959)
Total	(653,061)	(352,767)
Increase in Net Assets from
Capital Share Transactions	2,651,403	2,468,240
Increase in Net Assets	2,149,700	2,565,136
Net Assets:
Beginning of period	2,617,786	52,650
End of Period**	$4,767,486	$2,617,786

* Commencement of operations.
** Including undistributed/(net of dividends in excess of) net investment income as follows:	$(2,168)	$5,082
See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.	Organization — Seligman TargetHorizon ETF Portfolios, Inc. (the “Series”) is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified open-end management investment company, or mutual fund, and consists of five separate and distinct funds (each, a “Fund” of the Series): Seligman TargETF und Core (“TargETF und Core”), Seligman TargETF und 2015 (“TargETF und 2015”), Seligman TargETF und 2025 (“TargETF und 2025”), Seligman TargETF und 2035 (“TargETF und 2035”) and Seligman TargETF und 2045 (“TargETF und 2045”). The Series was incorporated under the laws of the state of Maryland on July 6, 2005. TargETF und Core, TargETF und 2015 and TargETF und 2025 had no operations prior to October 3, 2005 (commencement of operations) other than those relating to organizational matters and, for each Fund, the sale and issuance to Seligman Advisors, Inc. (the “Distributor”) of 1,870 Class A shares of Capital Stock for $13,352 and 700 shares for each of Class C, Class D, Class I and Class R shares, each at a cost of $4,998 on September 9, 2005, and 9,500 Class A shares, each at a cost of $67,830 on September 30, 2005.

On October 2, 2006, the Series added two new Funds: TargETF und 2035 and TargETF und 2045. Prior to October 2, 2006, the new Funds had no operations other than those relating to organizational matters and, for each new fund on September 21, 2006, the sale and issuance to the Distributor of 2,500 Class A shares of Capital Stock for $20,250 and 1,000 shares for each of Class C, Class D, Class I and Class R shares, each at a cost of $8,100.

2.	Multiple Classes of Shares — Through May 16, 2008, each Fund of the Series offered five classes of shares. Certain of these shares are offered only to certain types of investors. Class B shares were authorized by the Board of Directors but are not currently offered.

Class A shares are subject to a continuing service fee of up to 0.25% on an annual basis and, through January 6, 2008, were sold with an initial sales charge of up to 4.75% (5.75% effective January 7, 2008). Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1% on redemptions within 18 months of purchase. Effective January 7, 2008, eligible employee benefit plans that have at least $2,000,000 in plan assets may purchase Class A shares at net asset value, but, in the event of plan termination, will be subject to a CDSC of 1% on redemption of shares purchased within 18 months prior to plan termination.

Class C shares and Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The Board of Directors of the Series approved the automatic conversion of all of the Funds’ outstanding Class D shares to Class C shares at their respective net asset values. The conversion was implemented on May 16, 2008. Effective at the close of business on May 16, 2008, the Funds no longer offer Class D shares. The conversion did not affect individual shareholder account values.

Class I shares are offered to certain institutional clients and other investors, as described in the Series’ Class I shares prospectus. Class I shares are sold without any sales charges and are not subject to distribution or service fees.

Class R shares are offered to certain employee benefit plans and are not available to all investors. They are sold without an initial sales charge, but are subject to a distribution fee of up to 0.25% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% on redemptions made within one year of a plan’s initial purchase of Class R shares.

All classes of shares of a Fund represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its own class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

Notes to Financial Statements (unaudited)

3.	Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Series:

	a.	Security Valuation and Risk — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (the “Manager”) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in 60 days or less are valued at current market quotations or amortized cost if the Manager believes it approximates fair value. Short-term holdings that mature in more than 60 days are valued at current market quotations until the 60th day prior to maturity and are then valued as described above for securities maturing in 60 days or less.

The following risks apply to some or all of the exchange-traded funds (“ETFs”) in which the Funds invest. An ETF may concentrate its investments in stocks of large-, medium- or small-capitalization companies. At times, one or more of these groups of stocks has experienced periods of volatility and negative performance. During such periods, the value of such stocks may decline and the performance of the ETF may be negatively affected. The products of technology companies may be subject to severe competition and rapid obsolescence, and technology stocks may be subject to greater price fluctuation, government regulation, and limited liquidity as compared to other investments. There are specific risks associated with global investing, such as currency fluctuations, foreign taxation, differences in financial reporting practices, and rapid changes in political and economic conditions. Because of the special risks involved with investing in securities of emerging market companies, investing in such companies should be considered speculative. Investments in real estate securities (e.g., REITs) may be subject to specific risks, such as risks to general and local economic conditions, and risks related to individual properties. To the extent that the Funds have a substantial percentage of its assets exposed to an industry or sector through its investment in ETFs, the Funds’ performance may be negatively affected if that industry or sector falls out of favor. A portfolio with fewer holdings may be subject to greater volatility than a portfolio with a greater number of holdings. US government and other fixed income securities are subject to interest rate risk, credit risk, prepayment risk and market risk. Securities that are not guaranteed by the US Government may have increased credit risk, including, but not limited to, the risk of non-payment of principal or interest. High-yield securities are subject to higher volatility in yield and market value and a greater risk of loss of principal and interest than higher-rated, investment grade fixed income securities.

	b.	Repurchase Agreements — Each Fund may enter into repurchase agreements. Generally, securities received as collateral subject to repurchase agreements are deposited with the Series’ custodian and, pursuant to the terms of the repurchase agreements, must have an aggregate market value greater than or equal to the repurchase price, plus accrued interest, at all times. On a daily basis, the market value of securities held as collateral for repurchase agreements is monitored to ensure the existence of the proper level of collateral.

Notes to Financial Statements (unaudited)

	c.	Multiple Class Allocations — For each Fund, all income, expenses (other than class-specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares based upon the relative value of the shares of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 2008, distribution and service fees, shareholder account services, and registration expenses were class-specific expenses.

	d.	Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial statement and federal income tax purposes. Interest income is recorded on an accrual basis. Dividends receivable are recorded on ex- dividend dates. Distributions received from the Series’ investments are initially recorded as dividend income as reported by the issuers. Portions of these distributions will be appropriately recharacterized as capital gains or returns of capital based on reporting from the issuers received after the end of the calendar year.

	e.	Distributions to Shareholders — Dividends and other distributions to shareholders are recorded on ex-dividend date.

	f.	Taxes — There is no provision for federal income tax. Each Fund has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net gain realized.

On October 1, 2007, the Funds adopted Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109.” FIN 48 requires the Funds to recognize in their financial statements the impact of a tax position taken (or expected to be taken) on an income tax return if such position will more likely than not be sustained upon examination based on the technical merits of the position. Based upon their review of tax positions, the Funds have determined that FIN 48 did not have a material impact on the Funds’ financial statements for the six months ended March 31, 2008.

4.	Management Fee, Distribution Services, and Other Transactions — The Manager manages the affairs of the Series and provides the necessary personnel and facilities. Compensation of all officers of the Series, all directors of the Series who are employees of the Manager, and all personnel of the Series and the Manager, is paid by the Manager. The Manager receives a fee, calculated daily and payable monthly, equal to 0.50% per annum of the first $500 million of each Fund’s average daily net assets, 0.45% per annum of the next $500 million of each Fund’s average daily net assets and 0.40% per annum of each Fund’s average daily net assets in excess of $1 billion. The management fee reflected in the Statements of Operations for each Fund was 0.50% per annum of the average daily net assets of each of the Funds.

The Manager has contractually agreed through at least January 31, 2015 to waive its fees and/or reimburse each Fund’s expenses to the extent that the Fund’s “other expenses” (i.e., those expenses other than management fees, 12b-1 fees, interest on borrowings, and extraordinary expenses, including litigation expenses) exceed 0.23% (0.11% for Class I shares) per annum of each Fund’s average daily net assets. The Manager also has voluntarily reimbursed certain additional class-specific expenses of TargETF und 2045 in order to maintain the same net asset values per share for the corresponding share classes of TargETF und 2035. Effective November 1, 2007, the Manager has discontinued making such reimbursements. For the six months ended March 31, 2008, the amount of expenses reimbursed by the Manager and the amount receivable at March 31, 2008 were as follows:

			Receivable
	Contractual	Voluntary	from
Fund	Reimbursements	Reimbursement	Manager
TargETF und Core	$79,205	—	$8,758
TargETF und 2015	64,908	—	5,220
TargETF und 2025	65,202	—	831
TargETF und 2035	41,620	—	2,258
TargETF und 2045	40,926

$1,332

			3,836

Notes to Financial Statements (unaudited)

For the six months ended March 31, 2008, the Distributor, agent for the distribution of the Series’ shares and an affiliate of the Manager, received commissions and concessions for sales of Class A shares; and commissions were paid to dealers for sales of Class A shares as follows:

	Commissions and Concessions	Dealer
Fund	Retained by Affiliate	Commissions
TargETF und Core	$9,168	$66,193
TargETF und 2015	5,724	44,381
TargETF und 2025	6,970	50,979
TargETF und 2035	603	4,731
TargETF und 2045	623	4,835

Each Fund of the Series has an Administration, Shareholder Services and Distribution Plan (the “Plan”) with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive a continuing fee of up to 0.25% on an annual basis, payable monthly, of average daily net assets of Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to a Fund pursuant to the Plan. For the six months ended March 31, 2008, fees incurred by TargETFund Core, TargETFund 2015, TargETFund 2025, TargETFund 2035 and TargETFund 2045 aggregated $38,800, $21,696, $20,979, $3,766 and $2,620, respectively, or 0.25% (0.23%, in the case of TargETFund Core, TargETFund 2015 and TargETFund 2025) per annum of average daily net assets of each Fund’s Class A shares.

Under the Plan, with respect to Class C shares, Class D shares and Class R shares, service organizations can enter into agreements with the Distributor and receive a continuing fee for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C, Class D, and Class R shares for which the organizations are responsible; and fees for providing other distribution assistance of up to 0.75% (0.25%, in the case of Class R shares) on an annual basis of such average daily net assets. Such fees are paid monthly by the Series to the Distributor pursuant to the Plan.

For the six months ended March 31, 2008, fees incurred under the Plan of up to 1% per annum of the average daily net assets of Class C and Class D shares, and up to 0.50% per annum of the average daily net assets of Class R shares, were as follows:

	Class C		Class D		Class R
		% of Average		% of Average		% of Average
Fund	Amount	Net Assets	Amount	Net Assets	Amount	Net Assets
TargETF und Core	$117,742	1.00%	$139,015	1.00%	$22,728	0.50%
TargETF und 2015	72,077	1.00	38,957	1.00	3,092	0.50
TargETF und 2025	60,538	1.00	45,259	1.00	3,574	0.50
TargETF und 2035	6,128	1.00	2,463	1.00	940	0.50
TargETF und 2045	1,926	1.00	2,978	1.00	927	0.50

The Distributor and Seligman Services, Inc., also an affiliate of the Manager, are eligible to receive distribution and service fees pursuant to the Plan. For the six months ended March 31, 2008, the Distributor and Seligman Services, Inc. received the following distribution and service fees:

	Distribution and		Distribution and
Fund	Service Fees	Fund	Service Fees
TargETF und Core	$894	TargETF und 2035	$155
TargETF und 2015	274	TargETF und 2045	218
TargETF und 2025	459

Notes to Financial Statements (unaudited)

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C, Class D, and Class R shares. For the six months ended March 31, 2008, such charges were as follows:

Fund	Amount	Fund	Amount
TargETF und Core	$11,624	TargETF und 2035	$359
TargETF und 2015	7,000	TargETF und 2045	277
TargETF und 2025	3,729

For the six months ended March 31, 2008, Seligman Data Corp., which is owned by certain associated investment companies, charged at cost for shareholder account services the following amounts:

Fund	Amount	Fund	Amount
TargETF und Core	$100,496	TargETF und 2035	$6,782
TargETF und 2015	49,459	TargETF und 2045	4,289
TargETF und 2025	49,855

These charges are determined in accordance with a methodology approved by the Series’ directors. Class I shares receive more limited shareholder services than a Fund’s other classes of shares (the “Retail Classes”). Seligman Data Corp. does not allocate to Class I the costs of any of its departments that do not provide services to the Class I shareholders.

For each Fund, costs of Seligman Data Corp. directly attributable to the Retail Classes were charged to those classes in proportion to their respective net asset values. Costs directly attributable to Class I shares were charged to Class I. The remaining charges were allocated to the Retail Classes and Class I by Seligman Data Corp. pursuant to a formula based on their net assets, shareholder transaction volumes and number of shareholder accounts.

Certain officers and directors of the Series are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Series has a compensation arrangement under which directors who receive fees may elect to defer receiving such fees. Directors may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Funds of the Series or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible by a Fund for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/loss accrued thereon is included in directors’ fees and expenses, and the accumulated balances thereof at March 31, 2008 are included in accrued expenses and other liabilities as follows:

Fund	Amount	Fund	Amount
TargETF und Core	$940	TargETF und 2035	$624
TargETF und 2015	808	TargETF und 2045	620
TargETF und 2025	771

5.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding US Government obligations and short-term investments, for the six months ended March 31, 2008, were as follows:

Fund	Purchases	Sales
TargETF und Core	$25,865,213	$20,517,830
TargETF und 2015	10,990,027	11,678,059
TargETF und 2025	16,963,147	10,439,593
TargETF und 2035	5,172,597	1,646,766
TargETF und 2045	3,778,542	1,038,371

Notes to Financial Statements (unaudited)

6.	Federal Tax Information — Certain components of income, expense and realized capital gain and loss are recognized at different times or have a different character for federal income tax purposes and for financial reporting purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value per share of a Fund. As a result of the differences described above, the treatment for financial reporting purposes of distributions made during the period from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. Further, the cost of investments also can differ for federal income tax purposes.

The tax basis information presented is based on operating results for the six months ended March 31, 2008, and will vary from the final tax information as of the Funds’ year end.

For the TargETF und Core, the TargETF und 2015, the TargETF und 2025, the TargETF und 2035 and the TargETF und 2045, the tax basis cost was greater than the cost for financial reporting purposes due to the tax deferral of losses on wash sales of $124,608, $87,088, $118,260, $69,076 and $27,507, respectively. At March 31, 2008, the cost of investments for federal income tax purposes for each Fund was as follows:

Fund	Tax Basis Cost	Fund	Tax Basis Cost
TargETF und Core	$98,211,887	TargETF und 2035	$7,787,907
TargETF und 2015	42,721,852	TargETF und 2045	5,261,831
TargETF und 2025	45,497,152

The tax basis components of accumulated earnings at March 31, 2008 are presented below. Undistributed ordinary income primarily consists of net investment income and net realized short-term gain.

	TargETFund	TargETFund	TargETFund	TargETFund	TargETFund
	Core	2015	2025	2035	2045
Gross unrealized appreciation
of portfolio securities	$1,442,138	$139,816	$10,950	$2,559	$697
Gross unrealized depreciation
of portfolio securities	(4,814,901)	(2,580,789)	(3,429,953)	(761,315)	(490,219)
Net unrealized depreciation
of portfolio securities	(3,372,763)	(2,440,973)	(3,419,003)	(758,756)	(489,522)
Undistributed ordinary income	540,073	27,847	28,900	35,085	73,627
Unistributed net realized gain	1,571,186	1,702,047	2,424,661	84,020	9,769
Total accumulated earnings	$(1,261,504)	$(711,079)	$(965,442)	$(639,651)	$(406,126)

For the six months ended March 31, 2008 and the year ended September 30, 2007, the tax characterization of distributions paid to shareholders was as follows:

	Six Months	Year		Six Months	Year
	Ended	Ended		Ended	Ended
Fund	3/31/08	9/30/07	Fund	3/31/08	9/30/07
Ordinary Income:			Long-term Gain:
TargETF und Core	$1,080,654	$1,408,557	TargETF und Core	$96,746	—
TargETF und 2015	529,009	237,842	TargETF und 2015	249,454	—
TargETF und 2025	461,085	161,041	TargETF und 2025	59,792	—
TargETF und 2035	48,563	1,351	TargETF und 2035	—	—
TargETF und 2045	36,934	711	TargETF und 2045	—	—

Notes to Financial Statements (unaudited)

7.	Capital Share Transactions — The Board of Directors of the Series, at its discretion, may classify any unissued shares of Capital Stock among any Fund of the Series. At March 31, 2008, each Fund of the Series had authorized 600,000,000 shares of Capital Stock all at a par value of $0.001. Transactions in shares of Capital Stock were as follows:

TargETFund Core

	Six Months Ended		Year Ended
	3/31/08		9/30/07
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	1,169,646	$9,121,202	2,395,214	$19,188,873
Exchanged from associated funds	70,960	556,284	949,618	7,541,465
Investment of distributions	56,029	436,142	79,526	633,580
Total	1,296,635	10,113,628	3,424,358	27,363,918
Cost of shares repurchased	(638,415)	(5,014,757)	(1,305,201)	(10,440,190)
Exchanged into associated funds	(106,158)	(834,479)	(63,222)	(506,745)
Total	(744,573)	(5,849,236)	(1,368,423)	(10,946,935)
Increase	552,062	$4,264,392	2,055,935	$16,416,983
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	418,835	$3,301,131	1,573,508	$12,563,695
Exchanged from associated funds	87,377	684,194	60,518	483,779
Investment of distributions	28,409	221,945	36,232	288,144
Total	534,621	4,207,270	1,670,258	13,335,618
Cost of shares repurchased	(240,527)	(1,856,377)	(300,351)	(2,402,271)
Exchanged into associated funds	(156,188)	(1,214,506)	(93,944)	(743,225)
Total	(396,715)	(30,070,883)	(394,295)	(3,145,496)
Increase	137,906	$1,136,387	1,275,963	$10,190,122
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	537,081	$4,248,405	2,423,925	$19,339,739
Exchanged from associated funds	24,328	190,106	88,814	716,775
Investment of distributions	34,826	272,219	50,188	399,356
Total	596,235	4,710,730	2,562,927	20,455,870
Cost of shares repurchased	(1,060,809)	(8,303,248)	(772,159)	(6,248,172)
Exchanged into associated funds	(15,115)	(118,442)	(34,675)	(276,958)
Total	(1,075,924)	(8,421,690)	(806,834)	(6,525,130)
Increase (decrease)	(479,689)	$(3,710,960)	1,756,093	$13,930,740
Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	12,071	$95,062	36,816	$293,442
Exchanged from associated funds	1,750	13,621	—	—
Investment of distributions	116	915	3,226	25,673
Total	13,937	109,598	40,042	319,115
Cost of shares repurchased	(2,401)	(19,076)	(16,873)	(133,522)
Increase	11,536	$90,522	23,169	$185,593

Notes to Financial Statements (unaudited)

TargETFund Core (continued)
	Six Months Ended		Year Ended
	3/31/08		9/30/07
Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	711,551	$5,577,456	880,914	$7,069,622
Exchanged from associated funds	15,067	117,132	—	—
Investment of distributions	11,180	84,022	9,613	76,826
Total	737,798	5,778,610	890,527	7,146,448
Cost of shares repurchased	(247,754)	(1,911,198)	(187,497)	(1,514,953)
Exchanged into associated funds	—	—	(1,681)	(13,674)
Total	(247,754)	(1,911,198)	(189,178)	(1,528,627)
Increase	490,044	$3,867,412	701,349	$5,617,821

TargETFund 2015

Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	274,796	$2,294,839	1,417,940	$12,319,543
Exchanged from associated funds	12,012	100,648	50,304	433,697
Investment of distributions	40,109	337,717	13,207	110,351
Total	326,917	2,733,204	1,481,451	12,863,591
Cost of shares repurchased	(302,997)	(2,512,383)	(347,994)	(2,999,250)
Exchanged into associated funds	(44,329)	(386,902)	(44,415)	(382,670)
Total	(347,326)	(2,899,285)	(392,409)	(3,381,920)
Increase (decrease)	(20,409)	$(166,081)	1,089,042	$9,481,671
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	201,976	$1,691,694	860,732	$7,275,601
Exchanged from associated funds	10,155	85,742	82,817	705,973
Investment of distributions	27,481	230,011	7,500	62,626
Total	239,612	2,007,447	951,049	8,044,200
Cost of shares repurchased	(196,095)	(1,624,896)	(265,384)	(2,291,748)
Exchanged into associated funds	(75,650)	(592,939)	(37,748)	(323,157)
Total	(271,745)	(2,217,835)	(303,132)	(2,614,905)
Increase (decrease)	(32,133)	$(210,388)	647,917	$5,429,295
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	143,461	$1,243,962	518,512	$4,385,737
Exchanged from associated funds	18,527	147,183	78,993	680,944
Investment of distributions	14,681	122,879	4,534	37,916
Total	176,669	1,514,024	602,039	5,104,597
Cost of shares repurchased	(288,756)	(2,402,738)	(245,922)	(2,133,871)
Exchanged into associated funds	(32,098)	(264,406)	(5,700)	(49,704)
Total	(320,854)	(2,667,144)	(251,622)	(2,183,575)
Increase (decrease)	(144,185)	$(1,153,120)	350,417	$2,921,022

Notes to Financial Statements (unaudited)

TargETFund 2015 (continued)
	Six Months Ended		Year Ended
	3/31/08		9/30/07
Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	12,782	$107,744	45,502	$387,580
Exchanged from associated funds	1,311	11,090	—	—
Investment of distributions	857	7,247	1,137	9,516
Total	14,950	126,081	46,639	397,096
Cost of shares repurchased	(1,489)	(12,707)	(32,264)	(283,011)
Increase	13,461	$113,374	14,375	$114,085
Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	125,831	$1,062,433	78,287	$693,196
Exchanged from associated funds	1,561	13,132	—	—
Investment of distributions	1,166	9,806	17	145
Total	128,558	1,085,371	78,304	693,341
Cost of shares repurchased	(10,022)	(77,100)	(7,156)	(62,459)
Exchanged into associated funds	(9,585)	(73,328)	—	—
Total	(19,607)	(150,428)	(7,156)	(62,459)
Increase	108,951	$934,943	71,148	$630,882

TargETFund 2025

Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	703,141	$6,039,010	1,207,523	$10,755,009
Exchanged from associated funds	94,276	856,862	59,591	517,035
Investment of distributions	25,433	225,082	6,648	56,529
Total	822,850	7,120,954	1,273,762	11,328,573
Cost of shares repurchased	(179,292)	(1,523,982)	(277,500)	(2,488,028)
Exchanged into associated funds	(18,672)	(161,810)	(52,790)	(449,975)
Total	(197,964)	(1,685,792)	(330,290)	(2,938,003)
Increase	624,886	$5,435,162	943,472	$8,390,570
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	189,607	$1,641,765	708,094	$6,182,584
Exchanged from associated funds	41,169	371,765	74,099	624,650
Investment of distributions	15,477	135,575	5,453	46,194
Total	246,253	2,149,105	787,646	6,853,428
Cost of shares repurchased	(132,554)	(1,116,590)	(228,181)	(2,012,762)
Exchanged into associated funds	(23,082)	(188,659)	(35,972)	(321,320)
Total	(155,636)	(1,305,249)	(264,153)	(2,334,082)
Increase	90,617	$843,856	523,493	$4,519,346

Notes to Financial Statements (unaudited)

TargETFund 2025 (continued)
	Six Months Ended		Year Ended
	3/31/08		9/30/07
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	153,292	$1,339,760	570,989	$4,909,426
Exchanged from associated funds	6,572	56,392	10,207	84,578
Investment of distributions	10,337	90,552	3,808	32,293
Total	170,201	1,486,704	585,004	5,026,297
Cost of shares repurchased	(265,947)	(2,209,001)	(111,947)	(1,010,717)
Exchanged into associated funds	(40,134)	(351,236)	(38,385)	(342,881)
Total	(306,081)	(2,560,237)	(150,332)	(1,353,598)
Increase (decrease)	(135,880)	$(1,073,533)	434,672	$3,672,699
Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	23,408	$205,338	109,258	$940,641
Exchanged from associated funds	1,371	12,180	—	—
Investment of distributions	1,122	9,966	1,647	14,012
Total	25,901	227,484	110,905	954,653
Cost of shares repurchased	(35,318)	(312,586)	(69,833)	(618,025)
Increase (decrease)	(9,417)	$(85,102)	41,072	$336,628
Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	196,139	$1,717,422	93,308	$828,973
Exchanged from associated funds	1,073	9,455	—	—
Investment of distributions	1,035	9,118	16	132
Total	198,247	1,735,995	93,324	829,105
Cost of shares repurchased	(13,092)	(115,296)	(37,186)	(338,475)
Increase	185,155	$1,620,699	56,138	$490,630

TargETFund 2035
	Six Months Ended		10/2/06* to
	3/31/08		9/30/07
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	224,541	$1,998,651	252,987	$2,431,150
Exchanged from associated funds	1,258	12,063	8,742	79,970
Investment of distributions	2,955	27,597	15	134
Total	228,754	2,038,311	261,744	2,511,254
Cost of shares repurchased	(12,299)	(110,201)	(7,441)	(70,820)
Exchanged into associated funds	(1,044)	(10,429)	—	—
Total	(13,343)	(120,630)	(7,441)	(70,820)
Increase	215,411	$1,917,681	254,303	$2,440,434

* Commencement of operations.

Notes to Financial Statements (unaudited)

TargETFund 2035 (continued)
	Six Months Ended		10/2/06* to
	3/31/08		9/30/07
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	38,654	$365,156	104,534	$972,870
Exchanged from associated funds	2,347	21,000	3,589	33,874
Investment of distributions	993	9,235	70	611
Total	41,994	395,391	108,193	1,007,355
Cost of shares repurchased	(1,955)	(18,821)	(2,094)	(20,124)
Increase	40,039	$376,570	106,099	$987,231
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	43,473	$412,769	14,844	$137,005
Exchanged from associated funds	—	—	9,646	90,770
Investment of distributions	355	3,304	4	32
Total	43,828	416,073	24,494	227,807
Cost of shares repurchased	(2,080)	(18,938)	(952)	(8,830)
Increase	41,748	$397,135	23,542	$218,977
Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	22,147	$218,588	25,349	$228,081
Exchanged from associated funds	395	3,691	—	—
Investment of distributions	—	—	56	492
Total	22,542	222,279	25,405	228,573
Cost of shares repurchased	(14,072)	(119,240)	(5,388)	(52,382)
Increase	8,470	$103,039	20,017	$176,191
Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	91,129	$819,655	6,938	$65,525
Exchanged from associated funds	316	2,951	—	—
Investment of distributions	—	—	5	43
Total	91,445	822,606	6,943	65,568
Cost of shares repurchased	(9,848)	(83,688)	—	—
Exchanged into associated funds	(8)	(67)	—	—
Total	(9,856)	(83,755)	—	—
Increase	81,589	$738,851	6,943	$65,568

* Commencement of operations.

Notes to Financial Statements (unaudited)

TargETFund 2045
	Six Months Ended		10/2/06* to
	3/31/08		9/30/07
Class A	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	200,707	$1,786,653	139,786	$1,339,030
Exchanged from associated funds	3,545	32,666	24,278	221,975
Investment of distributions	1,823	17,025	29	251
Total	206,075	1,836,344	164,093	1,561,256
Cost of shares repurchased	(25,029)	(217,840)	(4,946)	(49,159)
Exchanged into associated funds	—	—	(21,515)	(203,959)
Total	(25,029)	(217,840)	(26,461)	(253,118)
Increase	181,046	$1,618,504	137,632	$1,308,138
Class C	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	4,078	$37,882	36,294	$345,424
Exchanged from associated funds	3,945	33,658	2,819	27,171
Investment of distributions	326	3,030	4	32
Total	8,349	74,570	39,117	372,627
Cost of shares repurchased	(3,016)	(27,428)	(2)	(19)
Increase	5,333	$47,142	39,115	$372,608
Class D	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	63,377	$598,624	18,997	$178,929
Exchanged from associated funds	149	1,500	6,516	60,225
Investment of distributions	325	3,024	3	32
Total	63,851	603,148	25,516	239,186
Cost of shares repurchased	(5,806)	(50,298)	(1,707)	(15,894)
Exchanged into associated funds	(1,336)	(13,121)	—	—
Total	(7,142)	(63,419)	(1,707)	(15,894)
Increase	56,709	$539,729	23,809	$223,292
Class I	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	57,789	$524,124	42,052	$377,140
Exchanged from associated funds	567	5,294	—	—
Investment of distributions	61	574	40	353
Total	58,417	529,992	42,092	377,493
Cost of shares repurchased	(33,290)	(296,272)	(9,186)	(83,736)
Increase	25,127	$233,720	32,906	$293,757
Class R	Shares	Amount	Shares	Amount
Net proceeds from sales of shares	28,388	$256,922	29,157	$270,402
Exchanged from associated funds	331	3,100	—	—
Investment of distributions	41	388	5	43
Total	28,760	260,410	29,162	270,445
Cost of shares repurchased	(5,713)	(48,102)	—	—
Increase	23,047	$212,308	29,162	$270,445

* Commencement of operations.

Notes to Financial Statements (unaudited)

8.	Other Matters — In late 2003, the Manager conducted an extensive internal review concerning mutual fund trading practices. The Manager’s review, which covered the period 2001-2003, noted one arrangement that permitted frequent trading in certain open-end registered investment companies managed by the Manager (the “Seligman Funds”); this arrangement was in the process of being closed down by the Manager before September 2003. The Manager identified three other arrangements that permitted frequent trading, all of which had been terminated by September 2002. In January 2004, the Manager, on a voluntary basis, publicly disclosed these four arrangements to its clients and to shareholders of the Seligman Funds. The Manager also provided information concerning mutual fund trading practices to the Securities and Exchange Commission (the “SEC”) and the Office of the Attorney General of the State of New York (“NYAG”).

In September 2005, the New York staff of the SEC indicated that it was considering recommending to the Commissioners of the SEC the instituting of a formal action against the Manager and the Distributor relating to frequent trading in the Seligman Funds. The Manager responded to the staff in October 2005 that it believed that any action would be both inappropriate and unncecessary, especially in light of the fact that the Manager had previously resolved the underlying issue with the Independent Directors of the Seligman Funds and made recompense to the affected Seligman Funds.

In September 2006, the NYAG commenced a civil action in New York State Supreme Court against the Manager, the Distributor, Seligman Data Corp. and Brian T. Zino (collectively, the “Seligman Parties”), alleging, in substance, that, in addition to the four arrangements noted above, the Seligman Parties permitted other persons to engage in frequent trading and, as a result, the prospectus disclosure used by the registered investment companies managed by the Manager is and has been misleading. The NYAG included other related claims and also claimed that the fees charged by the Manager to the Seligman Funds were excessive. The NYAG is seeking damages of at least $80 million and restitution, disgorgement, penalties and costs and injunctive relief. The Seligman Parties answered the complaint in December 2006 and believe that the claims are without merit.

Any resolution of these matters may include the relief noted above or other sanctions or changes in procedures. Any damages would be paid by the Manager and not by the Seligman Funds. If the NYAG obtains injunctive relief, the Manager and its affiliates could, in the absence of the SEC in its discretion granting exemptive relief, be enjoined from providing advisory and underwriting services to the Seligman Funds and other registered investment companies.

The Manager does not believe that the foregoing legal action or other possible actions will have a material adverse impact on the Manager or its clients, including the Seligman Funds and other investment companies managed by it; however, there can be no assurance of this or that these matters and any related publicity will not affect demand for shares of the Seligman Funds and such other investment companies or have other adverse consequences.

9.	Recently Issued Accounting Pronouncement — In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value of assets and liabilities and expands disclosure about fair value measurements. SFAS No. 157 is effective for fiscal years beginning after November 15, 2007. The Series is currently evaluating the impact of the adoption of SFAS No. 157 but believes the impact will be limited to expanded disclosures in the Series’ financial statements.

Financial Highlights (unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Fund for the periods presented. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. Total return shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividends and capital gain distributions, if any. Total returns do not reflect any transaction costs on your investment or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year. The ratios of expenses to average net assets and of net investment income (loss) to average net assets do not reflect the expenses of underlying ETFs in which a Fund invests.

TargETFund Core
		CLASS A				CLASS C
	Six Months	Year	10/3/05*		Six Months	Year	10/3/05*
	Ended	Ended	to		Ended	Ended	to
	3/31/08	9/30/07	9/30/06		3/31/08	9/30/07	9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$8.18	$7.60	$7.14		$8.18	$7.61	$7.14
Income (Loss) from Investment Operations:
Net investment income	0.11	0.17	0.17		0.08	0.10	0.12
Net realized and unrealized gain (loss)
on investments	(0.62)	0.60	0.43		(0.62)	0.60	0.44
Total from Investment Operations	(0.51)	0.77	0.60		(0.54)	0.70	0.56
Less Distributions:
Dividends from net investment income	(0.11)	(0.17)	(0.14)		(0.08)	(0.11)	(0.09)
Distributions from net realized capital gain	(0.01)	(0.02)	ø		(0.01)	(0.02)	ø
Total Distributions	(0.12)	(0.19)	(0.14)		(0.09)	(0.13)	(0.09)
Net Asset Value, End of Period	$7.55	$8.18	$7.60		$7.55	$8.18	$7.61
Total Return	(6.36)%	10.14%	8.58%		(6.71)%	9.20%	8.03%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$35,087	$33,497	$15,505		$22,938	$23,725	$12,350
Ratio of expenses to average net assets	0.96%†	0.97%	0.98	%†	1.73%†	1.73%	1.73	%†
Ratio of net investment income to average
net assets	2.74%†	2.06%	2.34	%†	1.97%†	1.30%	1.59	%†
Portfolio turnover rate	21.54%	33.35%	21.70%		21.54%	33.35%	21.70%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.12%†	1.16%	1.51	%†	1.89%†	1.92%	2.26	%†
Ratio of net investment income to average
net assets	2.58%†	1.87%	1.81	%†	1.81%†	1.11%	1.06	%†

See footnotes on page 47.

Financial Highlights (unaudited)

TargETFund Core
		CLASS D				CLASS I
	Six Months	Year	10/3/05*		Six Months	Year	10/3/05*
	Ended	Ended	to		Ended	Ended	to
	3/31/08	9/30/07	9/30/06		3/31/08	9/30/07	9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$8.18	$7.60	$7.14		$8.18	$7.61	$7.14
Income (Loss) from Investment Operations:
Net investment income	0.08	0.10	0.12		0.12	0.19	0.20
Net realized and unrealized gain (loss)
on investments	(0.62)	0.61	0.43		(0.62)	0.60	0.43
Total from Investment Operations	(0.54)	0.71	0.55		(0.50)	0.79	0.63
Less Distributions:
Dividends from net investment income	(0.08)	(0.11)	(0.09)		(0.12)	(0.20)	(0.16)
Distributions from net realized capital gain	(0.01)	(0.02)	ø		(0.01)	(0.02)	ø
Total Distributions	(0.09)	(0.13)	(0.09)		(0.13)	(0.22)	(0.16)
Net Asset Value, End of Period	$7.55	$8.18	$7.60		$7.55	$8.18	$7.61
Total Return	(6.71)%	9.34%	7.88%		(6.22)%	10.43%	9.03%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$24,669	$30,654	$15,138		$917	$899	$660
Ratio of expenses to average net assets	1.73%†	1.73%	1.73	%†	0.61%†	0.61%	0.61	%†
Ratio of net investment income to average
net assets	1.97%†	1.30%	1.59	%†	3.09%†	2.42%	2.71	%†
Portfolio turnover rate	21.54%	33.35%	21.70%		21.54%	33.35%	21.70%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.89%†	1.92%	2.26	%†	1.31%†	0.97%	0.90	%†
Ratio of net investment income to average
net assets	1.81%†	1.11%	1.06	%†	2.39%†	2.06%	2.42	%†

See footnotes on page 47.

Financial Highlights (unaudited)

TargETFund Core
		CLASS R
	Six Months	Year	10/3/05*
	Ended	Ended	to
	3/31/08	9/30/07	9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$8.17	$7.59	$7.14
Income (Loss) from Investment Operations:
Net investment income	0.10	0.14	0.15
Net realized and unrealized gain (loss) on investments	(0.62)	0.60	0.43
Total from Investment Operations	(0.52)	0.74	0.58
Less Distributions:
Dividends from net investment income	(0.10)	(0.14)	(0.13)
Distributions from net realized capital gain	(0.01)	(0.02)	ø
Total Distributions	(0.11)	(0.16)	(0.13)
Net Asset Value, End of Period	$7.54	$8.17	$7.59
Total Return	(6.48)%	9.82%	8.32%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$10,221	$7,069	$1,242
Ratio of expenses to average net assets	1.23%†	1.23%	1.23	%†
Ratio of net investment income to average net assets	2.47%†	1.80%	2.09	%†
Portfolio turnover rate	21.54%	33.35%	21.70%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.39%†	1.42%	1.76	%†
Ratio of net investment income to average net assets	2.31%†	1.61%	1.56	%†

See footnotes on page 47.

Financial Highlights (unaudited)

TargETFund 2015
		CLASS A				CLASS C
	Six Months	Year	10/3/05*		Six Months	Year	10/3/05*
	Ended	Ended	to		Ended	Ended	to
	3/31/08	9/30/07	9/30/06		3/31/08	9/30/07	9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$8.91	$7.86	$7.14		$8.85	$7.84	$7.14
Income (Loss) from Investment Operations:
Net investment income	0.08	0.10	0.08		0.04	0.04	0.03
Net realized and unrealized gain (loss)
on investments	(0.96)	1.03	0.69		(0.93)	1.02	0.71
Total from Investment Operations	(0.88)	1.13	0.77		(0.89)	1.06	0.74
Less Distributions:
Dividends from net investment income	(0.09)	(0.07)	(0.05)		(0.08)	(0.04)	(0.04)
Distributions from net realized capital gain	(0.07)	(0.01)	—		(0.07)	(0.01)	—
Total Distributions	(0.16)	(0.08)	(0.05)		(0.15)	(0.05)	(0.04)
Net Asset Value, End of Period	$7.87	$8.91	$7.86		$7.81	$8.85	$7.84
Total Return	(10.02)%	14.53%	10.78%		(10.25)%	13.56%	10.43%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$17,879	$20,413	$9,452		$13,282	$15,347	$8,506
Ratio of expenses to average net assets	0.96%†	0.96%	0.98	%†	1.73%†	1.73%	1.73	%†
Ratio of net investment income to average
net assets	1.84%†	1.20%	1.12	%†	1.07%†	0.43%	0.37	%†
Portfolio turnover rate	25.30%	18.73%	11.63%		25.30%	18.73%	11.63%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.26%†	1.27%	1.88	%†	2.03%†	2.04%	2.63	%†
Ratio of net investment income (loss) to
average net assets	1.54%†	0.89%	0.22	%†	0.77%†	0.12%	(0.53	)%†

See footnotes on page 47.

Financial Highlights (unaudited)

TargETFund 2015
		CLASS D				CLASS I
	Six Months	Year	10/3/05*		Six Months	Year	10/3/05*
	Ended	Ended	to		Ended	Ended	to
	3/31/08	9/30/07	9/30/06		3/31/08	9/30/07	9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$8.85	$7.84	$7.14		$8.95	$7.88	$7.14
Income (Loss) from Investment Operations:
Net investment income	0.04	0.04	0.03		0.09	0.13	0.11
Net realized and unrealized gain (loss)
on investments	(0.93)	1.02	0.71		(0.95)	1.03	0.68
Total from Investment Operations	(0.89)	1.06	0.74		(0.86)	1.16	0.79
Less Distributions:
Dividends from net investment income	(0.08)	(0.04)	(0.04)		(0.10)	(0.08)	(0.05)
Distributions from net realized capital gain	(0.07)	(0.01)	—		(0.07)	(0.01)	—
Total Distributions	(0.15)	(0.05)	(0.04)		(0.17)	(0.09)	(0.05)
Net Asset Value, End of Period	$7.81	$8.85	$7.84		$7.92	$8.95	$7.88
Total Return	(10.25)%	13.56%	10.43%		(9.76)%	14.84%	11.11%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$6,651	$8,818	$5,059		$904	$901	$680
Ratio of expenses to average net assets	1.73%†	1.73%	1.73	%†	0.61%†	0.61%	0.61	%†
Ratio of net investment income to average
net assets	1.07%†	0.43%	0.37	%†	2.19%†	1.55%	1.49	%†
Portfolio turnover rate	25.30%	18.73%	11.63%		25.30%	18.73%	11.63%
Without expense reimbursement:††
Ratio of expenses to average net assets	2.03%†	2.04%	2.63	%†	1.05%†	1.01%	1.02	%†
Ratio of net investment income (loss) to
average net assets	0.77%†	0.12%	(0.53	)%†	1.75%†	1.15%	1.08	%†

See footnotes on page 47.

Financial Highlights (unaudited)

TargETFund 2015
		CLASS R
	Six Months	Year	10/3/05*
	Ended	Ended	to
	3/31/08	9/30/07	9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$8.89	$7.85	$7.14
Income (Loss) from Investment Operations:
Net investment income	0.06	0.08	0.06
Net realized and unrealized gain (loss) on investments	(0.94)	1.03	0.70
Total from Investment Operations	(0.88)	1.11	0.76
Less Distributions:
Dividends from net investment income	(0.09)	(0.06)	(0.05)
Distributions from net realized capital gain	(0.07)	(0.01)	—
Total Distributions	(0.16)	(0.07)	(0.05)
Net Asset Value, End of Period	$7.85	$8.89	$7.85
Total Return	(10.07)%	14.20%	10.63%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,430	$650	$16
Ratio of expenses to average net assets	1.23%†	1.23%	1.23	%†
Ratio of net investment income to average net assets	1.57%†	0.93%	0.87	%†
Portfolio turnover rate	25.30%	18.73%	11.63%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.53%†	1.54%	2.13	%†
Ratio of net investment income (loss) to average net assets	1.27%†	0.62%	(0.03	)%†

See footnotes on page 47.

Financial Highlights (unaudited)

TargETFund 2025
		CLASS A				CLASS C
	Six Months	Year	10/3/05*		Six Months	Year	10/3/05*
	Ended	Ended	to		Ended	Ended	to
	3/31/08	9/30/07	9/30/06		3/31/08	9/30/07	9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$9.26	$7.87	$7.14		$9.17	$7.84	$7.14
Income (Loss) from Investment Operations:
Net investment income (loss)	0.06	0.05	0.03		0.03	(0.02)	(0.03)
Net realized and unrealized gain (loss)
on investments	(1.13)	1.40	0.74		(1.12)	1.40	0.77
Total from Investment Operations	(1.07)	1.45	0.77		(1.09)	1.38	0.74
Less Distributions:
Dividends from net investment income	(0.06)	(0.05)	—		(0.03)	—	—
Dividends in excess of net investment income	—	—	—		(0.01)	—	—
Distributions from net realized capital gain	(0.05)	(0.01)	(0.04)		(0.05)	(0.05)	(0.04)
Total Distributions	(0.11)	(0.06)	(0.04)		(0.09)	(0.05)	(0.04)
Net Asset Value, End of Period	$8.08	$9.26	$7.87		$7.99	$9.17	$7.84
Total Return	(11.63)%	18.53%	10.87%		(11.91)%	17.63%	10.42%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$19,415	$16,464	$6,564		$11,435	$12,303	$6,412
Ratio of expenses to average net assets	0.96%†	0.97%	0.98	%†	1.73%†	1.73%	1.73%†
Ratio of net investment income (loss) to
average net assets	1.39%†	0.59%	0.34	%†	0.62%†	(0.17)%	(0.41)%†
Portfolio turnover rate	24.66%	11.66%	16.54%		24.66%	11.66%	16.54%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.27%†	1.34%	2.01	%†	2.04%†	2.10%	2.76%†
Ratio of net investment income (loss) to
average net assets	1.08%†	0.22%	(0.69	)%†	0.31%†	(0.54)%	(1.44)%†

See footnotes on page 47.

Financial Highlights (unaudited)

TargETFund 2025
		CLASS D			CLASS I
	Six Months	Year	10/3/05*	Six Months	Year	10/3/05*
	Ended	Ended	to	Ended	Ended	to
	3/31/08	9/30/07	9/30/06	3/31/08	9/30/07	9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$9.17	$7.84	$7.14	$9.30	$7.88	$7.14
Income (Loss) from Investment Operations:
Net investment income (loss)	0.03	(0.02)	(0.03)	0.08	0.08	0.05
Net realized and unrealized gain (loss)
on investments	(1.13)	1.40	0.77	(1.14)	1.41	0.73
Total from Investment Operations	(1.10)	1.38	0.74	(1.06)	1.49	0.78
Less Distributions:
Dividends from net investment income	(0.03)	—	—	(0.07)	(0.06)	—
Dividends in excess of net investment income	(0.01)	—	—	—	—	—
Distributions from net realized capital gain	(0.05)	(0.05)	(0.04)	(0.05)	(0.01)	(0.04)
Total Distributions	(0.09)	(0.05)	(0.04)	(0.12)	(0.07)	(0.04)
Net Asset Value, End of Period	$7.98	$9.17	$7.84	$8.12	$9.30	$7.88
Total Return	(12.02)%	17.63%	10.42%	(11.51)%	19.01%	11.05%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$7,577	$9,948	$5,097	$1,503	$1,809	$1,209
Ratio of expenses to average net assets	1.73%†	1.73%	1.73%†	0.61%†	0.61%	0.61	%†
Ratio of net investment income (loss) to
average net assets	0.62%†	(0.17)%	(0.41)%†	1.74%†	0.95%	0.71	%†
Portfolio turnover rate	24.66%	11.66%	16.54%	24.66%	11.66%	16.54%
Without expense reimbursement:††
Ratio of expenses to average net assets	2.04%†	2.10%	2.76%†	0.88%†	0.97%	1.02	%†
Ratio of net investment income (loss) to
average net assets	0.31%†	(0.54)%	(1.44)%†	1.47%†	0.59%	0.31	%†

See footnotes on page 47.

Financial Highlights (unaudited)

TargETFund 2025
		CLASS R
	Six Months	Year	10/3/05*
	Ended	Ended	to
	3/31/08	9/30/07	9/30/06
Per Share Data:
Net Asset Value, Beginning of Period	$9.23	$7.86	$7.14
Income (Loss) from Investment Operations:
Net investment income	0.05	0.03	0.01
Net realized and unrealized gain (loss) on investments	(1.12)	1.40	0.75
Total from Investment Operations	(1.07)	1.43	0.76
Less Distributions:
Dividends from net investment income	(0.05)	(0.03)	—
Dividends in excess of net investment income	(0.01)	—	—
Distributions from net realized capital gain	(0.05)	(0.03)	(0.04)
Total Distributions	(0.11)	(0.06)	(0.04)
Net Asset Value, End of Period	$8.05	$9.23	$7.86
Total Return	(11.70)%	18.27%	10.72%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$1,956	$534	$14
Ratio of expenses to average net assets	1.23%†	1.23%	1.23	%†
Ratio of net investment income to average net assets	1.12%†	0.33%	0.09	%†
Portfolio turnover rate	24.66%	11.66%	16.54%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.54%†	1.60%	2.26	%†
Ratio of net investment income (loss) to average net assets	0.81%†	(0.04)%	(0.94	)%†

See footnotes on page 47.

Financial Highlights (unaudited)

TargETFund 2035
	CLASS A			CLASS C			CLASS D
	Six			Six			Six
	Months	10/2/06**		Months	10/2/06**		Months	10/2/06**
	Ended	to		Ended	to		Ended	to
	3/31/08	9/30/07		3/31/08	9/30/07		3/31/08	9/30/07
Per Share Data:
Net Asset Value, Beginning of Period	$9.74	$8.10		$9.70	$8.10		$9.70	$8.10
Income (Loss) from Investment Operations:
Net investment income	0.06	0.14		0.03	0.07		0.03	0.07
Net realized and unrealized gain (loss)
on investments	(1.20)	1.55		(1.20)	1.56		(1.20)	1.56
Total from Investment Operations	(1.14)	1.69		(1.17)	1.63		(1.17)	1.63
Less Distributions:
Dividends from net investment income	(0.09)	(0.05)		(0.05)	(0.03)		(0.04)	(0.03)
Dividends in excess of net investment income	—	—		(0.02)	—		(0.03)	—
Total Distributions	(0.09)	(0.05)		(0.07)	(0.03)		(0.07)	(0.03)
Net Asset Value, End of Period	$8.51	$9.74		$8.46	$9.70		$8.46	$9.70
Total Return	(11.80)%	20.97%		(12.12)%	20.19%		(12.12)%	20.19%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$4,017	$2,500		$1,244	$1,038		$561	$238
Ratio of expenses to average net assets	0.98%†	0.14	%†	1.73%†	0.35	%†	1.73%†	0.63	%†
Ratio of net investment income to average
net assets	1.31%†	1.20	%†	0.56%†	0.99	%†	0.56%†	0.71	%†
Portfolio turnover rate	30.06%	3.49%		30.06%	3.49%		30.06%	3.49%
Without expense reimbursement:††
Ratio of expenses to average net assets	2.55%†	6.48	%†	3.30%†	7.23	%†	3.30%†	7.23	%†
Ratio of net investment loss to
average net assets	(0.26)%†	(5.14	)%†	(1.01)%†	(5.89	)%†	(1.01)%†	(5.89	)%†

See footnotes on page 47.

Financial Highlights (unaudited)

TargETFund 2035
	CLASS I			CLASS R
	Six			Six
	Months	10/2/06**		Months	10/2/06**
	Ended	to		Ended	to
	3/31/08	9/30/07		3/31/08	9/30/07
Per Share Data:
Net Asset Value, Beginning of Period	$9.74	$8.10		$9.74	$8.10
Income (Loss) from Investment Operations:
Net investment income	0.08	0.17		0.05	0.11
Net realized and unrealized gain (loss) on investments	(1.21)	1.53		(1.20)	1.57
Total from Investment Operations	(1.13)	1.70		(1.15)	1.68
Less Distributions:
Dividends from net investment income	(0.10)	(0.06)		(0.06)	(0.04)
Dividends in excess of net investment income	—	—		(0.03)	—
Total Distributions	(0.10)	(0.06)		(0.09)	(0.04)
Net Asset Value, End of Period	$8.51	$9.74		$8.50	$9.74
Total Return	(11.72)%	21.04%		(11.94)%	20.84%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$251	$205		$761	$77
Ratio of expenses to average net assets	0.61%†	0.00	%†	1.23%†	0.00	%†
Ratio of net investment income to average net assets	1.68%†	2.53	%†	1.06%†	1.47	%†
Portfolio turnover rate	30.06%	3.49%		30.06%	3.49%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.51%†	2.98	%†	2.80%†	6.72	%†
Ratio of net investment income (loss) to average net assets	0.78%†	(1.64	)%†	(0.51)%†	(5.38	)%†

See footnotes on page 47.

Financial Highlights (unaudited)

TargETFund 2045
	CLASS A			CLASS C			CLASS D
	Six			Six			Six
	Months	10/2/06**		Months	10/2/06**		Months	10/2/06**
	Ended	to		Ended	to		Ended	to
	3/31/08	9/30/07		3/31/08	9/30/07		3/31/08	9/30/07
Per Share Data:
Net Asset Value, Beginning of Period	$9.74	$8.10		$9.70	$8.10		$9.70	$8.10
Income (Loss) from Investment Operations:
Net investment income	0.07	0.07		0.03	—		0.03	—
Net realized and unrealized gain (loss)
on investments	(1.20)	1.62		(1.19)	1.63		(1.20)	1.63
Total from Investment Operations	(1.13)	1.69		(1.16)	1.63		(1.17)	1.63
Less Distributions:
Dividends from net investment income	(0.08)	(0.05)		(0.03)	—		(0.03)	—
Dividends in excess of net investment income	—	—		(0.03)	(0.03)		(0.03)	(0.03)
Distributions from net realized capital gain	(0.01)	—		(0.01)	—		(0.01)	—
Total Distributions	(0.09)	(0.05)		(0.07)	(0.03)		(0.07)	(0.03)
Net Asset Value, End of Period	$8.52	$9.74		$8.47	$9.70		$8.46	$9.70
Total Return	(11.72)%	20.97%		(12.00)%	20.19%		(12.11)%	20.19%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$2,736	$1,365		$385	$389		$690	$241
Ratio of expenses to average net assets	0.95%†	0.63	%†	1.68%†	1.29	%†	1.69%†	1.33	%†
Ratio of net investment income to average
net assets	1.43%†	0.71	%†	0.70%†	0.05	%†	0.69%†	0.01	%†
Portfolio turnover rate	26.66%	34.04%		26.66%	34.04%		26.66%	34.04%
Without expense reimbursement:††
Ratio of expenses to average net assets	3.22%†	11.04	%†	3.97%†	11.78	%†	3.97%†	11.78	%†
Ratio of net investment loss to
average net assets	(0.84)%†	(9.70	)%†	(1.59)%†	(10.44	)%†	(1.59)%†	(10.44	)%†

See footnotes on page 47.

Financial Highlights (unaudited)

TargETFund 2045
	CLASS I			CLASS R
	Six			Six
	Months	10/2/06**		Months	10/2/06**
	Ended	to		Ended	to
	3/31/08	9/30/07		3/31/08	9/30/07
Per Share Data:
Net Asset Value, Beginning of Period	$9.74	$8.10		$9.74	$8.10
Income (Loss) from Investment Operations:
Net investment income	0.08	0.10		0.06	0.05
Net realized and unrealized gain (loss) on investments	(1.20)	1.60		(1.20)	1.63
Total from Investment Operations	(1.12)	1.70		(1.14)	1.68
Less Distributions:
Dividends from net investment income	(0.08)	(0.06)		(0.07)	(0.04)
Dividends in excess of net investment income	—	—		—	—
Distributions from net realized capital gain	(0.01)	—		(0.01)	—
Total Distributions	(0.09)	(0.06)		(0.08)	(0.04)
Net Asset Value, End of Period	$8.53	$9.74		$8.52	$9.74
Total Return	(11.56)%	21.04%		(11.77)%	20.84%
Ratios/Supplemental Data:
Net assets, end of period (000s omitted)	$503	$330		$453	$294
Ratio of expenses to average net assets	0.59%†	0.20	%†	1.19%†	0.60	%†
Ratio of net investment income to average net assets	1.79%†	1.14	%†	1.19%†	0.74	%†
Portfolio turnover rate	26.66%	34.04%		26.66%	34.04%
Without expense reimbursement:††
Ratio of expenses to average net assets	1.65%†	3.78	%†	3.47%†	11.28	%†
Ratio of net investment income (loss) to average net assets	0.73%†	(2.44	)%†	(1.09)%†	(9.94	)%†

*	Commencement of operations. Total return is calculated from the opening of business on October 3, 2005.
**	Commencement of operations. Total return is calculated from the opening of business on October 2, 2006.
†	Annualized.
††	The Manager reimburses certain expenses of the Fund.
ø	A short-term gain of $0.004 per share was paid.
See Notes to Financial Statements.

Matters Relating to the Directors’
Consideration of the Continuance of
the Management Agreement

In the discussion below, the term “Fund” refers to Seligman TargetHorizon ETF Portfolios, Inc., and the term “Series” refers to Seligman TargETFund Core, Seligman TargETFund 2015, Seligman TargETFund 2025, Seligman TargETFund 2035 and Seligman TargETFund 2045. There is a single management agreement between the Manager and the Fund that relates to all five Series.

The directors of Seligman TargetHorizon ETF Portfolios, Inc., of which each Series is a separate series, unanimously approved the continuance of the Management Agreement with the Manager in respect of each Series at a meeting held on November 15, 2007.

Prior to approval of the continuance of the Management Agreement, the directors requested and evaluated extensive materials from the Manager. They reviewed the proposed continuance of the Management Agreement with the Manager and with experienced counsel who are independent of the Manager who advised on the legal standards for their consideration. The independent directors also discussed the proposed continuance in a private session with counsel.

The directors considered their knowledge of the nature and quality of the services provided by the Manager gained from their experience as directors or trustees of each fund in the Seligman Group of Funds, their overall confidence in the Manager’s integrity and competence gained from that experience, the Manager’s initiative in identifying and raising potential issues with the directors and its responsiveness, frankness and attention to concerns raised by the directors in the past, including the Manager’s willingness to consider and implement organizational and operational changes designed to improve investment results and the services provided to the Seligman Group of Funds. The directors noted that the Board has six regular meetings each year, at each of which they receive presentations from the Manager on the investment results of the Series and review extensive materials and information presented by the Manager.

The directors also considered all other factors they believed relevant, including the specific matters discussed below. In their deliberations, the directors did not identify any particular information that was all-important or controlling, and directors attributed different weights to the various factors. The directors determined that the selection of the Manager to manage the Fund (and each Series), and the overall arrangements between the Fund (and each Series) and the Manager as provided in the Management Agreement, including the management fees, were fair and reasonable in light of the services performed, expenses incurred and such other matters as the directors considered relevant. The material factors and conclusions that formed the basis for the directors’ determination included the following:

Nature, Extent and Quality of Services Provided

The directors considered the scope and quality of services provided by the Manager under the Management Agreement. The directors considered the quality of the investment research capabilities of the Manager and the other resources it has dedicated to performing services for the Fund (and each Series). They also noted the professional experience and qualifications of each Series’ portfolio management team and other senior personnel of the Manager. The directors had also considered the Manager’s selection of brokers and dealers for portfolio transactions and noted that they

Matters Relating to the Directors’
Consideration of the Continuance of
the Management Agreement

receive regular reports from the Manager concerning such selection. The quality of administrative and other services, including the Manager’s role in coordinating the activities of the Fund’s other service providers, also was considered. The directors concluded that, overall, they were satisfied with the nature, extent and quality of services provided to the Fund (and each Series) under the Management Agreement.

On an ongoing basis, the Manager reports to the directors on the status of various matters described in the Fund’s prospectuses relating to market timing activity, allegations of excessive fees and related matters for certain funds in the Seligman Group of Funds. In connection with the continuance review, the Manager provides an update on those matters. After discussion with the Manager, the Manager’s counsel, the directors’ special counsel and other counsel independent of the Manager, and consideration of the potential consequences of the various matters, the independent directors concluded that they retained confidence in the integrity of the Manager and its ability to provide management services to the Fund (and each Series).

Costs of Services Provided and Profitability

The directors reviewed information on profitability of the Manager’s investment advisory and investment company activities and its financial condition based on historical information and estimates for the current year, as well as historical and estimated profitability data for the Series. The directors reviewed with the Manager’s Chief Financial Officer, the assumptions and methods of allocation used by the Manager in preparing the profitability data. The directors recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors. In reviewing profitability information, the directors considered the effect of fall-out benefits on the Manager’s expenses, as well as the “revenue sharing” arrangements the Manager has entered into with certain entities that distribute shares of the Seligman Group of Funds. The directors focused on profitability of the Manager’s relationship with each Series before taxes and distribution expenses. The directors concluded that they were satisfied that the Manager’s level of profitability from the relationship with each Series was not excessive.

Fall-Out Benefits

The directors considered that a broker-dealer affiliate of the Manager receives 12b-1 fees from the Series in respect of shares held in certain accounts, and that the Fund’s distributor (another affiliate of the Manager) retains a portion of the 12b-1 fees from the Series and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The directors further recognized that the Manager’s profitability would be somewhat lower without these benefits. The directors noted that the Manager may derive reputational and other benefits from its association with the Fund (and the Series).

Investment Results

The directors receive and review detailed performance information on the Series at each regular Board meeting during the year in addition to the information received for the meeting regarding the continuance of the Management Agreement. The directors reviewed performance information for each Series

Matters Relating to the Directors’
Consideration of the Continuance of
the Management Agreement

for the first nine months of 2007, the period from inception through the first nine months of 2007 and for the 2006 calendar year or, for the Seligman TargETFund 2035 and Seligman TargETFund 2045, the last three months of 2006. The directors reviewed information comparing each Series to other funds in certain Lipper categories, a group of competitor funds selected by the Manager and certain other benchmarks, as discussed below. The directors noted that the Series were recently launched and had a limited performance history. The directors also reviewed information about the portfolio turnover rate of each Series compared to other investment companies with similar investment objectives.

Seligman TargETFund Core. The directors reviewed information comparing the Series to the Lipper Mixed-Asset Target Allocation Moderate Funds Average, the Lipper Fund of Funds Unaffiliated Average and the Dow Jones Target Today Index, as well as performance relative to the other funds in Lipper Mixed-Asset Target Allocation Moderate Funds Average, the Lipper Fund of Funds Unaffiliated Average and to a group of competitor funds selected by the Manager. The directors noted that for the period from the Series’ inception through the first nine months of 2007, the Series’ results were above the competitor and Dow Jones benchmarks but lagged behind the Lipper benchmarks. For the first nine months of 2007, the Series’ results were below its benchmarks. Taking into account these comparisons and the other factors considered, the directors concluded that the Series’ investment results since inception had been satisfactory.

Seligman TargETFund 2015. The directors reviewed information comparing the Series to the Lipper Mixed-Asset Target 2020 Funds Average, the Lipper Fund of Funds Unaffiliated Average and the Dow Jones Target 2015 Index, as well as performance relative to the other funds in the Lipper Mixed-Asset Target 2020 Funds Average, the Lipper Fund of Funds Unaffiliated Average and to a group of competitor funds selected by the Manager. The directors noted that the Series’ results were above its benchmarks for the period from the Series’ inception through the first nine months of 2007, other than the Lipper Fund of Funds Unaffiliated Average, and were above each of its benchmarks for 2006, but lagged its benchmarks for the first nine months of 2007. Taking into account these comparisons and the other factors considered, the directors concluded that the Series’ investment results since inception had been satisfactory.

Seligman TargETFund 2025. The directors reviewed information comparing the Series to the Lipper Mixed-Asset Target 2030 Funds Average, the Lipper Fund of Funds Unaffiliated Average and the Dow Jones Target 2025 Index, as well as performance relative to the other funds in the Lipper Mixed-Asset Target 2030 Funds Average, the Lipper Fund of Funds Unaffiliated Average and to a group of competitor funds selected by the Manager. The directors noted that the Series’ results were above its benchmarks for the period from the Series’ inception through the first nine months of 2007 and for 2006, but slightly lagged its benchmarks for the first nine months of 2007. Taking into account these comparisons and the other factors considered, the directors concluded that the Series’ investment results since inception had been satisfactory.

Seligman TargETFund 2035. The directors reviewed information comparing the Series to the Lipper Mixed-Asset Target 2030+ Funds Average, the Lipper Fund of Funds Unaffiliated Average, the Dow Jones Target 2035 Index, as well as performance relative to a group of competitor funds selected by

Matters Relating to the Directors’
Consideration of the Continuance of
the Management Agreement

the Manager. The directors noted that the Series’ results were above its benchmarks since inception. Taking into account these comparisons and the other factors considered, the directors concluded that the Series’ investment results since inception had been satisfactory.

Seligman TargETFund 2045. The directors reviewed information comparing the Series to the Lipper Mixed-Asset Target 2030+ Funds Average, the Lipper Fund of Funds Unaffiliated Average and the Dow Jones Target 2045 Index, as well as performance relative to a group of competitor funds selected by the Manager. The directors noted that the Series’ results were above its benchmarks since inception. Taking into account these comparisons and the other factors considered, the directors concluded that the Series’ investment results since inception had been satisfactory.

Management Fees and Other Expenses

The directors considered the management fee rate paid by each Series to the Manager. The directors recognized that it is difficult to make comparisons of management fees because there are variations in the services that are included in the fees paid by other funds.

The directors compared each Series’ management fee rate to the rate paid by the other funds in the applicable Lipper classification category relating to the Series and the Lipper Fund of Funds Unaffiliated category (each a “peer group”). The information showed that each Series’ management fee rate was lower than that of the median and average fee rates of its Lipper Fund of Funds Unaffiliated Average peer group. The information also showed that, with respect to the management fee rates of a Series’ respective Lipper classification category peer group, the management fee rates of Seligman TargETFund 2045, Seligman TargETFund 2035 and Seligman TargETFund 2025 were lower than the average and higher than the median peer group management fee rates, and the management fee rates of Seligman TargETFund 2015 and Seligman TargETFund Core were lower than the average and the same as the median peer group management fee rates.

The directors noted the assets of each Series are allocated by the Manager among various exchange-traded funds (“ETFs”) in accordance with the Seligman Time Horizon Matrix, a proprietary investment model created and periodically updated by the Manager, and that the Manager regularly monitors and modifies, as it deems appropriate, each Series’ asset allocation based on its ongoing research. The directors further noted that the Manager also manages the affairs of each Series. Based on the foregoing, the directors determined that the management fees payable by the Series to the Manager are based on services provided that are in addition to, rather than duplicative of, the services provided under the advisory contract of the various ETFs in which the Series invest.

The directors also reviewed each Series’ total expense ratio for the most recent fiscal year, as compared to the expense ratios for other funds in the peer groups. The directors noted that the expense ratios reflect the expenses of the funds in which the Series invest. In considering the expense ratio of each Series, the directors noted that the Fund elected to have shareholder services provided at cost by Seligman Data Corp. (“SDC”), a company owned by certain of the investment companies in the Seligman Group of Funds that provides shareholder services to each Series and other investment

Matters Relating to the Directors’
Consideration of the Continuance of
the Management Agreement

companies in the Seligman Group of Funds at cost. SDC provides services exclusively to the Seligman Group of Funds, and the directors believed that the arrangement with SDC has provided each Series and its shareholders with a consistently high level of service.

The directors noted that the Manager had undertaken to reimburse certain expenses of each Series to the extent they exceed a specified level of average daily net assets, and that the effect of this undertaking was reflected in the expense ratio information they reviewed. They noted that Seligman TargETFund 2045, Seligman TargETFund 2035, Seligman TargETFund 2025 and Seligman TargETFund Core’s expense ratios were lower than the average and median ratios of their respective peer groups. The directors further noted that Seligman TargETFund 2015’s expense ratio was higher than the median ratio of the Lipper Mixed-Asset Target 2020 Funds, but lower than the peer group’s average ratio. The directors concluded that each Series’ expense ratio was satisfactory.

Economies of Scale

The directors noted that the management fee schedules for each Series contain breakpoints that reduce the fee rate on assets above specified levels, although, at those Series’ current asset levels, it was unlikely that any of them would benefit from them in the next year. The directors recognized that there is no direct relationship between the economies of scale realized by funds and those realized by their investment adviser as assets increase. The directors do not believe that there is a uniform methodology for establishing breakpoints that give effect to fund specific services provided by the Manager. The directors also observed that in the investment company industry as a whole, as well as among funds similar to the Series, there is no uniformity or pattern in the fees and asset levels at which breakpoints (if any) apply, and that the advisory agreements for many competitor funds do not have breakpoints at all. Having taken these factors into account, the directors concluded that each Series’ breakpoint arrangements were acceptable under its circumstances.

Board of Directors

Maureen Fonseca 2, 3
  Head of School, The Masters School
  Trustee, New York State Association of Independent Schools and Greens Farms Academy
  Commissioner, Middle States Association
John R. Galvin 1, 3
  Dean Emeritus, Fletcher School of Law and Diplomacy at Tufts University
  Chairman Emeritus, American Council on Germany
John F. Maher 1, 3
  Retired President and Chief Executive Officer, and former Director, Great Western Financial Corporation and its principal subsidiary, Great Western Bank
Frank A. McPherson 2, 3
  Retired Chairman of the Board and Chief Executive Officer, Kerr-McGee Corporation
  Director, DCP Midstream GP, LLP, Integris Health, Oklahoma Medical Research Foundation, Oklahoma Foundation for Excellence in Education, National Cowboy and Western Heritage Museum, and Oklahoma City Museum of Art
Betsy S. Michel 2, 3
  Attorney
  Trustee, The Geraldine R. Dodge Foundation and Drew University
William C. Morris
  Chairman and Director, J. & W. Seligman & Co. Incorporated, Carbo Ceramics Inc., Seligman Advisors, Inc. and Seligman Services, Inc.
  Director, Seligman Data Corp.
  President and Chief Executive Officer, The Metropolitan Opera Association
Leroy C. Richie 1, 3
  Counsel, Lewis & Munday, P.C.
  Director, Vibration Control Technologies, LLC and OGE Energy Corp.
  Lead Outside Director, Digital Ally Inc. and Infinity, Inc.
  Director and Chairman, Highland Park Michigan Economic Development Corp.
  Chairman, Detroit Public Schools Foundation
Robert L. Shafer 2, 3
  Ambassador and Permanent Observer of the Sovereign Military Order of Malta to the United Nations
James N. Whitson 1, 3
  Retired Executive Vice President and Chief Operating Officer, Sammons Enterprises, Inc.
  Director, CommScope, Inc.
Brian T. Zino
  Director and President, J. & W. Seligman & Co. Incorporated
  Chairman, Seligman Data Corp.
  Director, Seligman Advisors, Inc. and Seligman Services, Inc.
  Member of the Board of Governors, Investment Company Institute

Member:	1 Audit Committee
2 Director Nominating Committee
3 Board Operations Committee

Executive Officers

William C. Morris	Charles W. Kadlec
Chairman	Vice President

Brian T. Zino	Thomas G. Rose
President and Chief Executive Officer	Vice President

John B. Cunningham	Lawrence P. Vogel
Vice President	Vice President and Treasurer

Eleanor T.M. Hoagland	Frank J. Nasta
Vice President and Chief Compliance Officer	Secretary

Additional Series Information

Quarterly Schedule of Investments

A complete schedule of portfolio holdings owned by the Series will be filed with the SEC for the first and third quarter of each fiscal year on Form N-Q, and will be available to shareholders (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US or (ii) on the SEC’s website at www.sec.gov.1 In addition, the Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Certain of the information contained in the Fund’s Form N-Q is also made available to shareholders on Seligman’s website at www.seligman.com.1

Proxy Voting

A description of the policies and procedures used by the Series to determine how to vote proxies relating to portfolio securities as well as information regarding how the Series voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available (i) without charge, upon request, by calling toll-free (800) 221-2450 in the US or collect (212) 682-7600 outside the US and (ii) on the SEC’s website at www.sec.gov.1 Information for each new 12-month period ending June 30 will be available no later than August 31 of that year.

1	These website references are inactive textual references and information contained in or otherwise accessible through these websites does not form a part of this report or the Series’ prospectus or statement of additional information.

[This Page Is Intentionally Left Blank]

Go paperless —
sign up for E-Delivery
at www.seligman. com
This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of the Funds of Seligman TargetHorizon ETF Portfolios, Inc., which contains information about the investment objectives, risks, charges, and expenses of the Funds, each of which should be considered carefully before investing or sending money.
ETF3 3/08

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

ITEM 6. INVESTMENTS.
(a) Schedule I – Investments in securities of unaffiliated issuers.
Included in Item 1 above.

(b) Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT
COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a)       The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)       The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.
	(a)(1)	Not applicable.

	(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

	(a)(3)	Not applicable.

	(b)	Certifications of chief executive officer and chief financial officer as required by Rule30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	June 4, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:	June 4, 2008

By:	/S/ LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	June 4, 2008

SELIGMAN TARGETHORIZON ETF PORTFOLIOS, INC.

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.